          As filed with the Securities and Exchange Commission on April 23, 2003

                                                 File Nos. 811-4138 and 2-94067
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.      [_]
                     Post-Effective Amendment No. 45  [X]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                             Amendment No. 46  [X]


                               -----------------

                          ALLMERICA INVESTMENT TRUST
                             (Name of Registrant)

                               -----------------

                              440 Lincoln Street
                        WORCESTER, MASSACHUSETTS 01653
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                (508) 855-1000

                               -----------------

                 (Names and Addresses of Agents for Service:)

               George M. Boyd, Esq.     Gregory D. Sheehan, Esq.
                Allmerica Financial           Ropes & Gray
                440 Lincoln Street       One International Place
                Worcester, MA 01653       Boston, Massachusetts
                                                  02110

                               -----------------

   Approximate Date of Proposed Public Offering: as soon after filing as practicable

   It is proposed that this filing will become effective:

   [_]  immediately upon filing pursuant to paragraph (b)


   [X]  on May 1, 2003 pursuant to paragraph (b)


   [_]  60 days after filing pursuant to paragraph (a)(1)


   [_]  on (date) pursuant to paragraph (a)(1)


   [_]  75 days after filing pursuant to paragraph (a)(2)

   [_]  on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                            Allmerica Investment Trust



This Prospectus describes the following nine investment Funds of the Trust which serve as the underlying investments for insurance related accounts.




                       Select Capital Appreciation Fund

                         Select Value Opportunity Fund

                       Select International Equity Fund

                              Select Growth Fund



                               Core Equity Fund

                               Equity Index Fund



                      Select Investment Grade Income Fund

                             Government Bond Fund

                               Money Market Fund

This Prospectus explains what you should know about each of the Funds. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PROSPECTUS
May 1, 2003



                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

                              440 Lincoln Street
                        Worcester, Massachusetts 01653



                                1-800-533-7881

                                 Table of Contents



                FUND SUMMARIES.............................  3

                   Objectives, Strategies and Risks........  4

                     Select Capital Appreciation Fund......  4

                     Select Value Opportunity Fund.........  5

                     Select International Equity Fund......  6

                     Select Growth Fund....................  7

                     Core Equity Fund......................  8

                     Equity Index Fund.....................  9

                     Select Investment Grade Income Fund... 10

                     Government Bond Fund.................. 11

                     Money Market Fund..................... 12

                EXPENSE SUMMARY............................ 13

                DESCRIPTION OF PRINCIPAL INVESTMENT RISKS.. 15

                OTHER INVESTMENT STRATEGIES................ 17

                MANAGEMENT OF THE FUNDS.................... 19

                PRICING OF FUND SHARES..................... 26

                PURCHASE AND REDEMPTION OF SHARES.......... 26

                DISTRIBUTIONS AND TAXES.................... 28

                FINANCIAL HIGHLIGHTS....................... 29

                APPENDIX................................... 34



                                    LEGEND
--------------------------------------------------------------------------------

Performance
                                    [GRAPHIC]



Investment
Objectives
                                    [GRAPHIC]



Financial
Information
                                    [GRAPHIC]



Management
of Fund
                                    [GRAPHIC]



Risk
                                    [GRAPHIC]



Investment
Strategies
                                    [GRAPHIC]



--------------------------------------------------------------------------------
Allmerica Investment Trust

                                Fund Summaries

Allmerica Investment Trust provides a broad range of investment options through nine separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.


The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund and provide performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compares to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. It is possible to lose money by investing in the Funds. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. The bar charts and tables do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

OBJECTIVES, STRATEGIES AND RISKS

    Select Capital Appreciation Fund

                                    [GRAPHIC]

     SUB-ADVISER: T. Rowe Price Associates, Inc.



                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.


                                    [GRAPHIC]
     PRINCIPAL INVESTMENT STRATEGIES: The Fund's Sub-Adviser looks for medium sized companies with proven business ideas and earnings growth rates it expects will exceed those market averages and that have stock prices that appear to undervalue their growth prospects. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies either in the S&P MidCap 400 Index (as of December 31, 2002, $132.4 million to $7.3 billion in market capitalization) or the Russell Midcap Growth Index (as of December 31, 2002, $193.9 million to $13.3 billion in market capitalization). The Fund may also invest in larger firms and firms with a market capitalization below $132.4 million. However, the Fund will not automatically sell or cease to purchase stock of a company it owned beforehand, solely because the company's market capitalization exceeds or falls outside of this range.



     While the Fund invests primarily in common stocks, it also may invest in preferred stocks, warrants, futures, options, government securities, corporate bonds and other debt securities. Up to 5% of its assets may be invested in lower rated bonds commonly known as "junk bonds". The Fund may invest without limitation in foreign securities.


                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Company Risk

    . Currency Risk

    . Derivatives Risk

    . Foreign Investment Risk

    . Investment Management Risk

    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]



                                    [CHART]

 1996    1997    1998    1999    2000    2001    2002
 ----    ----    ----    ----    ----    ----    ----
8.80%  14.28%  13.88%  25.36%   6.81%  -1.14% -21.60%

During the period shown above the highest quarterly return was 27.90% for the quarter ended 12/31/98 and the lowest was (19.16)% for the quarter ended 9/30/02.

T. Rowe Price Associates, Inc. became Sub-Adviser of the Fund on April 1, 1998. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

PERFORMANCE TABLE

         Average Annual Total Returns
         (for the periods ending   Past       Past    Since Inception
         December 31, 2002)      One Year  Five Years (April 28, 1995)
         -------------------------------------------------------------
             Fund Shares          (21.60)%    3.40%         9.80%
         -------------------------------------------------------------
             Russell Midcap
             Index*               (16.19)%    2.19%         9.82%
         -------------------------------------------------------------

*The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the total U.S. investable equity market.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                                               OBJECTIVES, STRATEGIES AND RISKS

    Select Value Opportunity Fund

                                    [GRAPHIC]

     SUB-ADVISER: Cramer Rosenthal McGlynn, LLC

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

                                    [GRAPHIC]

     PRINCIPAL INVESTMENT STRATEGIES: The Fund's Sub-Adviser attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company's stock is often undervalued.


     The Fund invests primarily in companies with market capitalizations between $200 million and $5 billion. The Fund normally invests at least 80% of the portfolio in common stocks and may invest in other equity securities and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").


                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Company Risk

    . Currency Risk

    . Derivatives Risk

    . Foreign Investment Risk

    . Investment Management Risk

    . Liquidity Risk

    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

  1994    1995    1996    1997    1998    1999    2000    2001    2002
  ----    ----    ----    ----    ----    ----    ----    ----    ----
-6.51%  17.60%  28.53%  24.85%   4.87%  -4.70%  30.40%  12.70% -16.32%

During the period shown above the highest quarterly return was 20.50% for the quarter ended 12/31/01 and the lowest was (16.86)% for the quarter ended 9/30/99.

Cramer Rosenthal McGlynn, LLC became Sub-Adviser of the Fund on January 1, 1997. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

PERFORMANCE TABLE


          Average Annual Total Returns
          (for the periods ending   Past      Past    Since Inception
          December 31, 2002)      One Year  Five Year (April 30, 1993)
          ------------------------------------------------------------
            Fund Shares            (16.32)%   4.21%        10.17%
          ------------------------------------------------------------
            Russell 2500 Value
            Index*                  (9.88)%   3.52%        11.01%
          ------------------------------------------------------------


*The Russell 2500 Value Index is a capitalization weighted index, measuring the performance of companies in the Russell 2500 Index (an unmanaged composite of 2,500 small-to-mid capitalization stocks) with both lower price-to-book ratios and forecasted growth values.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

OBJECTIVES, STRATEGIES AND RISKS

    Select International Equity Fund


                                    [GRAPHIC]

     SUB-ADVISER: Bank of Ireland Asset Management (U.S.) Limited

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

                                    [GRAPHIC]

     PRINCIPAL INVESTMENT STRATEGIES: Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the equity securities of medium and large-size companies located in at least five foreign countries (which may vary from time to time), not including the United States. To achieve its objective, the Fund focuses on equity securities which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes, representing up to 20% of its net assets.

                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Company Risk

    . Currency Risk

    . Derivatives Risk

    . Foreign Investment Risk

    . Investment Management Risk

    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

  1995     1996    1997    1998    1999    2000    2001     2002
  ----     ----    ----    ----    ----    ----    ----     ----
19.63%   21.94%   4.65%  16.48%  31.71%  -9.03% -21.43%  -19.37%


During the period shown above the highest quarterly return was 20.89% for the quarter ended 12/31/99 and the lowest was (21.48)% for the quarter ended 09/30/02.

PERFORMANCE TABLE

          Average Annual Total Returns
          (for the periods ending   Past       Past    Since Inception
          December 31, 2002)      One Year  Five Years  (May 2, 1994)
          ------------------------------------------------------------
            Fund Shares            (19.37)%   (2.44)%       3.09%
          ------------------------------------------------------------
            Morgan Stanley
            Capital Intl. EAFE
            Index*                 (15.66)%   (2.61)%       0.66%
          ------------------------------------------------------------

*The Morgan Stanley Capital International EAFE (Europe, Australia, Far East)
 Index is an unmanaged capitalization weighted index of foreign developed country common stocks.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                                               OBJECTIVES, STRATEGIES AND RISKS

    Select Growth Fund


                                    [GRAPHIC]
     SUB-ADVISERS: Putnam Investment Management, LLC and Jennison Associates LLC



                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


                                    [GRAPHIC]
     PRINCIPAL INVESTMENT STRATEGIES: To attain its objective, the Fund takes a multi-manager approach whereby two Sub-Advisers independently manage their own portions of the Fund's assets. Putnam Investment Management, LLC looks for companies that appear to have favorable long-term growth characteristics. The firm typically invests in stocks of mid-and large-capitalization companies, although it can also make investments in smaller growth companies. Jennison Associates LLC looks for common stocks of predominantly mid - to large-sized companies that it believes are poised to achieve and maintain superior earnings growth. Both Sub-Advisers will use a fundamental bottom-up approach to selecting stocks for the Fund. The Sub-Advisers each manage approximately one-half of the Fund's assets. At any point, however, the Manager may change the allocation of the Fund's assets between the two Sub-Advisers on a basis determined by the Manager to be in the best interest of shareholders. This means that the portion of assets managed by one Sub-Adviser could be significantly larger than that managed by the other and that the difference between such proportions could change from time to time.



     At least 80% of the Fund's assets normally will consist of common stocks. The Fund also may purchase convertible bonds and preferred stocks and warrants. The Fund normally invests substantially all of its investments in equity securities, although it may invest up to 20% in debt securities including up to 15% in "junk bonds". The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).


                                    [GRAPHIC]

     PRINCIPAL RISKS:
    . Company Risk

    . Credit Risk

    . Derivatives Risk

    . Investment Management Risk

    . Market Risk

     See "Description of Principal Investment Risks."
The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

1993    1994    1995    1996    1997    1998    1999     2000    2001     2002
-----  ------  ------  ------  ------  ------  ------  -------  -------  -------
0.84%  -1.49%  24.59%  22.02%  34.06%  35.44%  29.80%  -17.79%  -24.71%  -27.60%


During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (20.19)% for the quarter ended 03/31/01.


Putnam Investment Management, L.L.C. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser. Jennison Associates LLC became a Sub-Adviser of the Fund effective April 17, 2003.




PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past       Past      Past
             December 31, 2002)      One Year  Five Years Ten Years
             ------------------------------------------------------
               Fund Shares            (27.60)%   (4.66)%    4.78%
             ------------------------------------------------------
               Russell 1000 Growth
               Index *                (27.89)%   (3.84)%    6.71%
             ------------------------------------------------------
               S&P 500 Index**        (22.10)%   (0.59)%    9.34%
             ------------------------------------------------------





* The Russell 1000 Growth Index has replaced the S&P 500 Index(R) as the performance benchmark for the portfolio because management believes the new benchmark more accurately reflects the Fund's performance characteristics. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000(R) Growth Index's inception was August 31, 1992.





** The S&P 500 Index(R) is an unmanaged index of 500 leading stocks. S&P 500(R)
   Index is a registered trademark of McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

OBJECTIVES, STRATEGIES AND RISKS

    Core Equity Fund



                                    [GRAPHIC]
     SUB-ADVISERS: UBS Global Asset Management (Americas) Inc. and Goldman Sachs Asset Management, L.P.


                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.


                                    [GRAPHIC]
     PRINCIPAL INVESTMENT STRATEGIES: To pursue this goal, the Fund will take a multi-manager approach whereby two Sub-Advisers will independently manage their own portion of the Fund's assets. UBS Global Asset Management (Americas) Inc. takes a more value-oriented approach to investing whereby it looks for common stocks of large companies that it believes are selling at prices that the Sub-Adviser believes to be lower than their intrinsic values. Goldman Sachs Asset Management, L.P. takes a more growth-oriented approach to investing whereby it generally will target well-established large companies strategically positioned for consistent long-term growth. Both Sub-Advisers will use a fundamental bottom-up approach to selecting stocks for the Fund.



     The Sub-Advisers will initially each manage approximately one-half of the Fund assets. At any point, however, the Manager may change the allocation of the Fund's assets between the two Sub-Advisers on a basis determined by the Manager to be in the best interest of shareholders. This means that the portion of assets managed by one Sub-Adviser could be significantly larger than that managed by the other and that the difference between such proportions could change from time to time.


     The Fund normally will invest substantially all of its assets in equity-type securities, including common stocks, warrants, preferred stocks and debt securities convertible into common stock and eligible real estate securities including real estate investment trusts ("REIT's"). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in these securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs). In addition, the Fund may invest up to 10% of its total assets (excluding securities lending collateral) in lower rated bonds, commonly known as "junk bonds", as further discussed in "Description of Principal Investment Risks."

                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Company Risk

    . Credit Risk

    . Currency Risk

    . Derivatives Risk

    . Foreign Investment Risk

    . Investment Management Risk

    . Liquidity Risk

    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

1993    1994    1995     1996    1997    1998    1999    2000    2001    2002
----    ----    ----     ----    ----    ----    ----    ----    ----    ----
6.66%  0.16%  32.80%   20.19%  25.14%  19.32%  29.33%  -9.51% -16.90% -23.45%


During the period shown above the highest quarterly return was 21.48% for the quarter ended 12/31/98 and the lowest was (17.19)% for the quarter ended 9/30/02.


UBS Global Asset Management (Americas) Inc. and Goldman Sachs Asset Management, L.P. ("GSAM") (prior to April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co.), became Sub-Advisers of the Fund effective May 1, 2002. Performance before May 1, 2002 is based on the performance of the Fund's previous Sub-Adviser.


PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past       Past      Past
             December 31, 2002)      One Year  Five Years Ten Years
             ------------------------------------------------------
               Fund Shares            (23.45)%   (2.34)%    6.61%
             ------------------------------------------------------
               Russell 1000 Index*    (21.65)%   (0.58)%    9.18%
             ------------------------------------------------------

*The Russell 1000(R) Index measures performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000 Index represents the largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                                               OBJECTIVES, STRATEGIES AND RISKS

    Equity Index Fund

                                    [GRAPHIC]

     SUB-ADVISER: Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.)

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States.

                                    [GRAPHIC]

     PRINCIPAL INVESTMENT STRATEGIES: The Fund tries to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Index. Because of its policy of tracking the S&P 500 Index, the Fund does not follow traditional methods of active investment management, which involve buying and selling securities based upon analysis of economic and market factors. The method used to select investments for the Fund involves investing in common stocks in approximately the order of their weightings in the S&P 500 Index. Under normal circumstances, the Fund will hold equity securities of approximately 500 different companies included in the S&P 500 Index and will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity type securities. The Fund will incur expenses that are not reflected in the performance results of the S&P 500 Index. Therefore, the return of the Fund may be lower than the return of the S&P 500 Index. These factors, among others, may result in "tracking error", which is a measure of the degree to which the Fund's results differ from the results of the S&P 500 Index.

                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Company Risk

    . Derivatives Risk

    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

1993   1994    1995    1996    1997    1998    1999    2000    2001     2002
-----  -----  ------  ------  ------  ------  ------  ------  -------  -------
9.53%  1.06%  36.18%  22.30%  32.41%  28.33%  20.41%  -9.03%  -12.02%  -22.22%


During the period shown above the highest quarterly return was 21.41% for the quarter ended 12/31/98 and the lowest was (17.18)% for the quarter ended 9/30/02.

PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past       Past      Past
             December 31, 2002)      One Year  Five Years Ten Years
             ------------------------------------------------------
                 Fund Shares          (22.22)%   (0.77)%    8.91%
             ------------------------------------------------------
                 S&P 500 Index*       (22.10)%   (0.59)%    9.34%
             ------------------------------------------------------

*The S&P 500 Index(R) is an unmanaged index of 500 leading stocks. S&P 500(R)
 Index is a registered trademark of McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

OBJECTIVES, STRATEGIES AND RISKS

    Select Investment Grade Income
    Fund



                                    [GRAPHIC]

     SUB-ADVISER: Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.)

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

                                    [GRAPHIC]

     PRINCIPAL INVESTMENT STRATEGIES: To achieve its goal, the Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments, including commercial paper, bankers acceptances and negotiable certificates of deposit. Under normal circumstances, it is anticipated that the Fund will invest 100% of its net assets (plus any borrowings for investment purposes) in investment grade securities. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its assets in foreign securities (not including its investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.


     Investment grade securities are rated in the four highest grades by Moody's Investors Services or Standard & Poor's Rating Services or unrated but determined by the Sub-Adviser to be of comparable quality. For more information about rating categories, see the Appendix to the Statement of Additional Information ("SAI"). The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.


     The Sub-Adviser actively manages the portfolio with a view to producing a high level of total return for the Fund while avoiding undue risks to capital. The Sub-Adviser attempts to anticipate events leading to price or ratings changes through using in-depth fundamental credit research.

                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Company Risk

    . Credit Risk

    . Interest Rate Risk

    . Investment Management Risk

    . Liquidity Risk

    . Market Risk

    . Prepayment Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

  1993    1994    1995   1996   1997   1998   1999     2000   2001   2002
  ----    ----    ----   ----   ----   ----   ----     ----   ----   ----
10.80%  -2.96%  17.84%  3.56%  9.45%  7.97%  -0.97%  10.31%  7.94%  8.14%


During the period shown above the highest quarterly return was 6.02% for the quarter ended 6/30/95 and the lowest was (2.61)% for the quarter ended 03/31/94.

PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past      Past      Past
             December 31, 2002)      One Year Five Years Ten Years
             -----------------------------------------------------
              Fund Shares              8.14%     6.60%     7.06%
             -----------------------------------------------------
              Lehman Brothers
              Aggregate Bond Index*   10.27%     7.54%     7.51%
             -----------------------------------------------------

*The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of all fixed rate debt issues with an investment grade or higher rating, at least one year to maturity and an outstanding par value of at least $25 million.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                                               OBJECTIVES, STRATEGIES AND RISKS

    Government Bond Fund

                                    [GRAPHIC]

     SUB-ADVISER: Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.)

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks high income, preservation of capital, and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures, and repurchase agreements.

     Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in U.S. Government securities.

                                    [GRAPHIC]

     PRINCIPAL INVESTMENT STRATEGIES: To pursue its objective, the Fund invests in U.S. Government securities, such as Treasury bills, notes, and bonds, which may differ only in their interest rates, maturities and times of issuance. The Fund also may invest in mortgage-backed government securities, other instruments secured by U.S. Government securities, asset-backed securities and separately-traded principal and interest components of U.S. Treasury securities. The Fund may invest up to 20% of its assets in debt obligations of supranational entities.

     The Sub-Adviser selects securities for the portfolio with a view to producing a high level of current income while avoiding undue risks to capital. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Credit Risk

    . Interest Rate Risk

    . Investment Management Risk

    . Market Risk

    . Prepayment Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

1993    1994    1995    1996   1997  1998    1999   2000   2001   2002
-----  ------  ------  -----  -----  -----  -----  ------  -----  -----
7.51%  -0.88%  13.06%  3.51%  7.08%  7.67%  0.23%  10.00%  7.63%  9.28%



During the period shown above the highest quarterly return was 4.87% for the quarter ended 9/30/01 and the lowest was (1.08)% for the quarter ended 3/31/94.


PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past      Past      Past
             December 31, 2002)      One Year Five Years Ten Years
             -----------------------------------------------------
                 Fund Shares           9.28%     6.90%     6.43%
             -----------------------------------------------------
                 Lehman Brothers
                 Intermediate
                 Government Bond
                 Index*                9.63%     7.44%     6.91%
             -----------------------------------------------------

*The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years.



--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

OBJECTIVES, STRATEGIES AND RISKS

    Money Market Fund

                                    [GRAPHIC]

     SUB-ADVISER: Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.)

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

                                    [GRAPHIC]

     PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in ADRs).

     Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

     The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    [GRAPHIC]

     PRINCIPAL RISKS:

    . Credit Risk

    . Interest Rate Risk

    . Investment Management Risk

    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]

 1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
 ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
3.00%  3.93%  5.84%  5.36%  5.47%  5.51%  5.19%  6.40%  4.28%  1.66%


During the period shown above the highest quarterly return was 1.63% for the quarter ended 12/31/00 and the lowest was 0.73% for the quarter ended 6/30/93.

PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past      Past      Past
             December 31, 2002)      One Year Five Years Ten Years
             -----------------------------------------------------
               Fund Shares             1.66%     4.60%     4.65%
             -----------------------------------------------------
               iMoneyNet, Inc.'s
               Money Funds Report
               Averages: 1st Tier
               Taxable*                1.11%     3.99%     4.16%
             -----------------------------------------------------

*iMoneyNet, Inc. is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis.

The Fund's 7-day yield ending December 31, 2002 was 1.14%.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                                Expense Summary


Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 2002 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.


                                                            Total Annual Fund
                                                           Operating Expenses
                                                           (expenses deducted
                                                            from Fund assets)
                                   Shareholder Fees
                                  (fees paid directly  Management    Distribution   Other   Fund Operating
                                 from your investment)    Fees       (12b-1) Fees* Expenses    Expenses
---------------------------------------------------------------------------------------------------------------
Select Capital Appreciation Fund          N/A             0.90%          0.15%       0.07%       1.12%/(1),(2)/
---------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund             N/A             0.87%/(1)/     0.15%       0.07%       1.09%/(1),(2)/
---------------------------------------------------------------------------------------------------------------
Select International Equity Fund          N/A             0.91%          0.15%       0.13%       1.19%/(1),(2)/
---------------------------------------------------------------------------------------------------------------
Select Growth Fund                        N/A             0.82%          0.15%       0.10%       1.07%/(1),(2)/
---------------------------------------------------------------------------------------------------------------
Core Equity Fund                          N/A             0.57%          0.15%       0.08%       0.80%/(1),(2)/
---------------------------------------------------------------------------------------------------------------
Equity Index Fund                         N/A             0.28%          0.15%       0.10%       0.53%/(1),(2)/
---------------------------------------------------------------------------------------------------------------
Select Investment Grade Income
 Fund                                     N/A             0.41%          0.15%       0.07%       0.63%/(1)/
---------------------------------------------------------------------------------------------------------------
Government Bond Fund                      N/A             0.50%          0.15%       0.06%       0.71%/(1)/
---------------------------------------------------------------------------------------------------------------
Money Market Fund                         N/A             0.30%          0.15%       0.05%       0.50%/(1)/
---------------------------------------------------------------------------------------------------------------



* Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Funds to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services for investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up 0.25 percent of a Fund's average daily net assets. The 12b-1 Plan has been implemented for each Fund at an initial annual rate of 0.15 percent of average daily net assets.



/(1)/ Through December 31, 2003, Allmerica Financial Investment Management
      Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for the Select Growth Fund and the Core Equity Fund, 1.00% for the Select Investment Grade Income Fund and the Government Bond Fund, and 0.60% for the Equity Index Fund and the Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 2002.




 Through December 31, 2003, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets.

 The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.


/(2)/ These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 1.11% for the Select Capital Appreciation Fund, 1.02% for the Select Value Opportunity Fund, 1.18% for the Select International Equity Fund, 1.01% for the Select Growth Fund, 0.76% for the Core Equity Fund and 0.51% for the Equity Index Fund.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Please note that the Example does not reflect the expenses of the applicable variable insurance product that you are purchasing. You should refer to the applicable variable insurance product prospectus for more information on these expenses, which are in addition to the expenses of the Funds. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      Fund                                1 Year 3 Years 5 Years 10 Years
      -------------------------------------------------------------------
      Select Capital Appreciation Fund     $115   $358    $620    $1,369
      -------------------------------------------------------------------
      Select Value Opportunity Fund        $112   $348    $604    $1,334
      -------------------------------------------------------------------
      Select International Equity Fund     $122   $380    $358    $1,450
      -------------------------------------------------------------------
      Select Growth Fund                   $110   $342    $593    $1,311
      -------------------------------------------------------------------
      Core Equity Fund                     $ 82   $256    $446    $  993
      -------------------------------------------------------------------
      Equity Index Fund                    $ 54   $170    $297    $  666
      -------------------------------------------------------------------
      Select Investment Grade Income Fund  $ 65   $202    $352    $  788
      -------------------------------------------------------------------
      Government Bond Fund                 $ 73   $228    $396    $  885
      -------------------------------------------------------------------
      Money Market Fund                    $ 51   $161    $280    $  629
      -------------------------------------------------------------------


--------------------------------------------------------------------------------
Allmerica Investment Trust

[GRAPHIC]

                   Description of Principal Investment Risks

The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objectives, and an investor in any of the Funds could lose money.

COMPANY RISK
A Fund's equity and fixed income investments in a company often fluctuate based on:

.. the firm's actual and anticipated earnings,

.. changes in management, product offerings and overall financial strength and

.. the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

CREDIT RISK
Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as "junk bonds", have very high levels of credit risk. "Junk bonds" are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

CURRENCY RISK
This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

DERIVATIVES RISK
A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

FOREIGN INVESTMENT RISK

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also involve additional risks, such as higher levels of volatility than are present in the markets of developed countries.


INTEREST RATE RISK
When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

INVESTMENT MANAGEMENT RISK
Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

LIQUIDITY RISK
This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called "junk bonds"), restricted securities, over-the-counter securities and derivatives.

MARKET RISK
This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

PREPAYMENT RISK
While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.



--------------------------------------------------------------------------------
Allmerica Investment Trust

[GRAPHIC]

                          Other Investment Strategies



The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies, some of which are principal investment strategies, as noted under the principal investment strategy section for each Fund under the section entitled, "Objectives, Strategies and Risks". Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. In addition, the Statement of Additional Information contains more detailed descriptions of these and other available strategies. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.


DERIVATIVE INVESTMENTS (APPLICABLE TO EACH FUND EXCEPT THE MONEY MARKET FUND). Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

FOREIGN INVESTMENTS (APPLICABLE TO EACH FUND EXCEPT THE GOVERNMENT BOND FUND). Each Fund, except the Government Bond Fund, may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select Capital Appreciation Fund and Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.


HIGH YIELD SECURITIES (APPLICABLE TO THE SELECT CAPITAL APPRECIATION FUND, THE SELECT GROWTH FUND AND THE CORE EQUITY FUND). The Select Capital Appreciation Fund, the Select Growth Fund and the Core Equity Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's Investors Services or Standard & Poor's Rating Services, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

LENDING OF SECURITIES. (APPLICABLE TO ALL FUNDS) To realize additional income, the Funds may lend portfolio securities to broker-dealers or financial institutions in an amount up to 33 1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.


RESTRICTED SECURITIES. (APPLICABLE TO ALL FUNDS) The Funds may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". None of the Funds will invest more than 15% (10% for the Money Market
Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight of the Manager and is ultimately responsible for its determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

TEMPORARY DEFENSIVE STRATEGIES. At times a Sub-Adviser may determine that market conditions make it desirable temporarily to suspend a Fund's normal investment activities. At such times, the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

FREQUENT TRADING. Certain Funds from time to time may engage in active and frequent trading to achieve their investment objective. Frequent trading increases transaction costs, which could detract from the Fund's performance.


--------------------------------------------------------------------------------
Allmerica Investment Trust

[GRAPHIC]

                            Management of the Funds


The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager has been managing mutual funds since 1985. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the Securities and Exchange Commission that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval by the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers. The Sub-Advisers have been selected by the Manager and Trustees with the help of CRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and CRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from CRA RogersCasey.


The following table provides information about each Fund's Sub-Adviser:



                 Fund Name,
        Sub-Adviser Name and Address                            Experience
---------------------------------------------------------------------------------------------
SELECT CAPITAL APPRECIATION FUND             Manages with its affiliates assets totaling
T. Rowe Price Associates, Inc.               $140.6 billion as of December 31, 2002 for
100 East Pratt Street                        over eight million individual and institutional
Baltimore, MD 21202                          investor accounts. Founded in 1937.
---------------------------------------------------------------------------------------------
SELECT VALUE OPPORTUNITY FUND                Established in 1973. Over $3.5 billion in assets
Cramer Rosenthal McGlynn, LLC                under management as of December 31, 2002.
520 Madison Avenue, 32nd Floor               Provides investment advice to mutual funds,
New York, NY 10022                           individuals, government agencies, pension
                                             plans and trusts.
---------------------------------------------------------------------------------------------
SELECT INTERNATIONAL EQUITY FUND             Managed over $22 billion in global securities as
Bank of Ireland Asset Management (U.S.) Ltd. of December 31, 2002. Founded in 1966.
26 Fitzwilliam Place, Dublin 2,              Provides international investment management
Ireland and 75 Holly Hill Lane,              services.
Greenwich, CT 06830


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust


             Fund Name,
    Sub-Adviser Name and Address                        Experience
-------------------------------------------------------------------------------------
SELECT GROWTH FUND                   As of December 31, 2002, approximately $250
Putnam Investment Management, LLC    billion in assets under management, including
One Post Office Square               affiliates. Investment manager of mutual funds
Boston, MA 02109                     and other clients since 1937.

Jennison Associates LLC              Had approximately $47 billion in assets under
466 Lexington Avenue                 management as of December 31, 2002.
New York, NY 10017                   Founded in 1969 and has been a Prudential
                                     Financial Inc., company since 1985. Provides
                                     investment advice to mutual funds,
                                     international accounts and other entities.
-------------------------------------------------------------------------------------
CORE EQUITY FUND                     Provides investment advisory services to
UBS Global Asset Management          institutional investors, including corporate and
(Americas) Inc.                      public plan sponsors, foundations and
209 South LaSalle Street             endowments, unions, insurance companies,
Chicago, IL 60604-1295               mutual funds and central banks. As of
                                     December 31, 2002, had approximately $40
                                     billion in assets under management, and is a
                                     member of UBS Asset Management, which had
                                     approximately $403 billion in assets under
                                     management as of December 31, 2002.

Goldman Sachs Asset Management, L.P. Provides discretionary investment advisory
32 Old Slip                          services to institutional investors such as
New York, NY 10005                   pension funds, endowments, foundations,
                                     financial institutions, corporations and
                                     governments. Had approximately $329 billion
                                     in assets under management as of
                                     December 31, 2002.
-------------------------------------------------------------------------------------
EQUITY INDEX FUND                    Incorporated in 1993. Had $18.2 billion in
Opus Investment Management, Inc.     assets under management as of December 31,
440 Lincoln Street                   2002. Serves as investment adviser to
Worcester, MA 01653                  investment companies and affiliated insurance
                                     company accounts.
-------------------------------------------------------------------------------------
SELECT INVESTMENT GRADE INCOME FUND  See Equity Index Fund above
Opus Investment Management, Inc.
440 Lincoln Street
Worcester, MA 01653
-------------------------------------------------------------------------------------
GOVERNMENT BOND FUND                 See Equity Index Fund above
Opus Investment Management, Inc.
440 Lincoln Street
Worcester, MA 01653
-------------------------------------------------------------------------------------
MONEY MARKET FUND                    See Equity Index Fund above
Opus Investment Management, Inc.
440 Lincoln Street
Worcester, MA 01653


--------------------------------------------------------------------------------
Allmerica Investment Trust

For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.

The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:



      Fund Name and             Name and Title of        Service with       Business Experience
     Sub-Adviser Name          Portfolio Manager(s)      Sub-Adviser        for Past Five Years
----------------------------------------------------------------------------------------------------
SELECT CAPITAL APPRECIATION Brian W.H. Berghuis,        1985 - Present He has 19 years' experience
FUND                        CFA, Vice President                        in equity research and
T. Rowe Price Associates,                                              portfolio management. He is
Inc ("T. Rowe Price")                                                  Chairman of the investment
                                                                       team for the Fund.
                            John F. Wakeman, Vice       1989 - Present He spent 14 years with
                            President                                  T. Rowe Price as a research
                                                                       analyst and portfolio
                                                                       manager and has 16 years'
                                                                       experience in equity
                                                                       research.
----------------------------------------------------------------------------------------------------
SELECT VALUE OPPORTUNITY    Ronald H. McGlynn, CEO      1973 - Present He joined Cramer
FUND                        and President of Cramer                    Rosenthal in 1973, has 33
Cramer Rosenthal McGlynn,   Rosenthal                                  years of investment
LLC ("Cramer Rosenthal")                                               experience and oversees all
                                                                       departments at Cramer
                                                                       Rosenthal.
                            Jay B. Abramson, Executive  1985 - Present He has been with Cramer
                            Vice President and Director                Rosenthal since 1985 and
                            of Research                                his overall responsibility is
                                                                       for portfolio management
                                                                       and investment research.
                            Adam L. Starr, Portfolio    1999 - Present He is responsible for
                            Manager, Senior Research                   portfolio management and
                            Analyst                                    investment research. Prior
                                                                       to joining Cramer
                                                                       Rosenthal, Mr. Starr worked
                                                                       as a portfolio manager at
                                                                       Weiss, Peck & Greer, LLC.
----------------------------------------------------------------------------------------------------
SELECT INTERNATIONAL EQUITY Christopher Reilly, Chief   1980 - Present Mr. Reilly joined BIAM in
FUND                        Investment Officer                         1980 and has had overall
Bank of Ireland Asset                                                  responsibility for asset
Management (U.S.) Limited                                              management since 1985.
("BIAM")                                                               Prior to that, he worked in
                                                                       the United Kingdom in
                                                                       stockbrokering and
                                                                       investment management.
                                                                       He has over 32 years'
                                                                       experience in the
                                                                       investment industry.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust


      Fund Name and             Name and Title of       Service with       Business Experience
     Sub-Adviser Name          Portfolio Manager(s)     Sub-Adviser        for Past Five Years
----------------------------------------------------------------------------------------------------
SELECT INTERNATIONAL EQUITY Jane Neill, Deputy Chief   1994 - Present Ms. Neill joined BIAM in
FUND (CONTINUED)            Investment Officer -                      1994 from a major Irish
                            International                             investment management
                                                                      firm, where she was Chief
                                                                      Executive Officer. She has
                                                                      22 years' experience at a
                                                                      senior level in the
                                                                      investment management
                                                                      industry.
                            Des Sullivan, Deputy Chief 1994 - Present Mr. Sullivan joined BIAM in
                            Investment Officer                        1994 and has 22 years'
                                                                      investment experience. He
                                                                      previously worked for
                                                                      Ireland's largest life
                                                                      assurance company as a
                                                                      fund manager and as head
                                                                      of equities at a major
                                                                      stockbrokering company in
                                                                      Ireland.
----------------------------------------------------------------------------------------------------
SELECT GROWTH FUND                      *
Putnam Investment
Management, L.L.C.
("Putnam")
Jennison Associates LLC     Kathleen McCarragher       1998 - Present Ms. McCarragher, a
                                                                      Director and Executive Vice
                                                                      President of Jennison, is also
                                                                      Jennison's Domestic Equity
                                                                      Investment Strategist. Prior
                                                                      to joining Jennison in 1998,
                                                                      she was Managing Director
                                                                      and Director of Large Cap
                                                                      Growth Equities at Weiss,
                                                                      Peck & Greer L.L.C.
                            Michael Del Balso          1972 - Present Mr. Del Balso, a Director
                                                                      and Executive Vice
                                                                      President of Jennison, is also
                                                                      Jennison's Director of
                                                                      Equity Research. He joined
                                                                      Jennison in 1972 after four
                                                                      years with White, Weld &
                                                                      Company, where he was a
                                                                      Vice President.
----------------------------------------------------------------------------------------------------



*All investment decisions for Putnam's portion of the Select Growth Fund are made by an investment team. The members of the Large-Cap Growth and Specialty Growth Teams are responsible for the day-to-day management of Putnam's portion of the Fund. The team members coordinate the team's management of Putnam's portion of the Fund's portfolio.


--------------------------------------------------------------------------------
Allmerica Investment Trust


    Fund Name and          Name and Title of        Service with      Business Experience
   Sub-Adviser Name       Portfolio Manager(s)      Sub-Adviser       for Past Five Years
----------------------------------------------------------------------------------------------
CORE EQUITY FUND                    *
UBS Global Asset
Management (Americas),
Inc. ("UBS")

Goldman Sachs Asset    Herbert E. Ehlers, Chief    1997 - Present Mr. Ehlers is a Managing
Management, L.P.       Investment Officer and                     Director/Partner of
                       Senior Portfolio Manager                   Goldman Sachs & Co. He is
                                                                  the Chief Investment
                                                                  Officer for the Growth
                                                                  Strategy, and has been the
                                                                  lead manager of the strategy
                                                                  since its inception in 1981.
                                                                  He served as CEO of
                                                                  Liberty Investment
                                                                  Management prior to its
                                                                  acquisition by Goldman
                                                                  Sachs in January 1997.
                       Gregory H. Ekizian, CFA     1997 - Present Mr. Ekizian is a senior
                       Managing Director,                         portfolio manager for the
                       Co-Chairman Investment                     Growth Strategy. He has
                       Committee; Senior Portfolio                primary responsibility for
                       Manager                                    investment research in
                                                                  household products,
                                                                  pharmaceuticals,
                                                                  restaurants, consumer
                                                                  promotion, and lodging. He
                                                                  was a senior portfolio
                                                                  manager at Liberty
                                                                  Investment Management
                                                                  prior to its acquisition by
                                                                  Goldman Sachs in January
                                                                  1997.
                       David G. Shell, CFA         1997 - Present Mr. Shell is a senior
                       Managing Director,                         portfolio manager for the
                       Co-Chairman Investment                     Growth Strategy. He has
                       Committee; Senior Portfolio                primary responsibility for
                       Manager                                    investment research in
                                                                  entertainment, cable
                                                                  television, broadcasting,
                                                                  telecommunications,
                                                                  wireless communications,
                                                                  and the internet. He was a
                                                                  senior portfolio manager at
                                                                  Liberty Investment
                                                                  Management prior to its
                                                                  acquisition by Goldman
                                                                  Sachs in January 1997.



*//All investment decisions for UBS's portion of the Core Equity Fund are made by an investment team.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust


     Fund Name and          Name and Title of     Service with       Business Experience
    Sub-Adviser Name       Portfolio Manager(s)   Sub-Adviser        for Past Five Years
---------------------------------------------------------------------------------------------
CORE EQUITY FUND          Kenneth T. Berents     2000 - Present Mr. Berents is a senior
(CONTINUED)               Managing Director,                    portfolio manager for the
                          Co-Chairman Investment                Growth Strategy. He has
                          Committee                             primary responsibility for
                                                                investment research in the
                                                                newspaper, publishing, and
                                                                advertising industries. Prior
                                                                to joining Goldman Sachs
                                                                he served for seven years as
                                                                Managing Director and
                                                                Director of Research for
                                                                First Union Securities, Inc.
                                                                (formerly Wheat First
                                                                Union), where he also
                                                                headed the firm's
                                                                investment committee.
---------------------------------------------------------------------------------------------
SELECT INVESTMENT GRADE   Ann K. Tripp,          1987 - Present Ms. Tripp has oversight
INCOME FUND               Vice President                        responsibility for all
Opus Investment                                                 insurance client portfolios
Management, Inc. ("Opus")                                       managed by Opus. She also
                                                                oversees all fixed income
                                                                trading.
---------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND      Benson Chau, CFA       1995 - Present Mr. Chau joined Opus as a
Opus Investment           Vice President                        fixed income research
Management, Inc. ("Opus")                                       analyst. He now manages
                                                                insurance company
                                                                portfolios. Previously, Mr.
                                                                Chau was an investment
                                                                banking associate with
                                                                Paine Webber.
---------------------------------------------------------------------------------------------
EQUITY INDEX FUND         Ann K. Tripp,          1987 - Present Ms. Tripp has oversight
Opus Investment           Vice President                        responsibility for all
Management, Inc. ("Opus")                                       insurance client portfolios
                                                                managed by Opus. She also
                                                                oversees all fixed income
                                                                trading operations.
---------------------------------------------------------------------------------------------
MONEY MARKET FUND         Eric D. Hiatt, CFA,    1998 - Present Mr. Hiatt worked as a
Opus Investment           Portfolio Manager                     treasury analyst for Eastern
Management, Inc. ("Opus")                                       Enterprises prior to joining
                                                                Opus in 1998 as a trading
                                                                associate. He was promoted
                                                                to Assistant Portfolio
                                                                Manager in 2000 and
                                                                became Portfolio Manager
                                                                in 2002. He assumed
                                                                primary responsibility for
                                                                the Money Market Fund in
                                                                2003.




--------------------------------------------------------------------------------
Allmerica Investment Trust

For the fiscal year ended December 31, 2002, the Funds paid the Manager the fees shown in the table below:


                                             Fee (as a percentage of
            Fund                               average net assets)
            --------------------------------------------------------
            Select Capital Appreciation Fund          0.90%
            --------------------------------------------------------
            Select Value Opportunity Fund             0.87%
            --------------------------------------------------------
            Select International Equity Fund          0.91%
            --------------------------------------------------------
            Select Growth Fund                        0.82%
            --------------------------------------------------------
            Core Equity Fund                          0.57%
            --------------------------------------------------------
            Equity Index Fund                         0.28%
            --------------------------------------------------------
            Select Investment Grade Income
             Fund                                     0.41%
            --------------------------------------------------------
            Government Bond Fund                      0.50%
            --------------------------------------------------------
            Money Market Fund                         0.30%
            --------------------------------------------------------




For the fiscal year ended December 31, 2002, the Manager paid each Sub-Adviser aggregate fees as set forth below:


                                                                                         Fee (as a percentage of
Sub-Adviser                                                                                average net assets)
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Associates, Inc. (Select Capital Appreciation Fund)                                 0.50%
----------------------------------------------------------------------------------------------------------------
Cramer Rosenthal McGlynn, LLC (Select Value Opportunity Fund)                                     0.49%
----------------------------------------------------------------------------------------------------------------
Bank of Ireland Asset Management (U.S.) Limited (Select International Equity Fund)                0.33%
----------------------------------------------------------------------------------------------------------------
Putnam Investment Management, L.L.C. (Select Growth Fund)*                                        0.34%
----------------------------------------------------------------------------------------------------------------
UBS Global Asset Management (Americas) Inc.
Goldman Sachs Asset Management L.P. (formerly Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co.)
Morgan Stanley Investments LP (Core Equity Fund)                                                  0.29%
----------------------------------------------------------------------------------------------------------------
Opus Investment Management, Inc. (Equity Index Fund)                                              0.10%
----------------------------------------------------------------------------------------------------------------
Opus Investment Management, Inc. (Select Investment Grade Income Fund)                            0.20%
----------------------------------------------------------------------------------------------------------------
Opus Investment Management, Inc. (Government Bond Fund)                                           0.20%
----------------------------------------------------------------------------------------------------------------
Opus Investment Management, Inc. (Money Market Fund)                                              0.10%
----------------------------------------------------------------------------------------------------------------



* Effective April 17, 2003 Jennison Associates LLC will manage a portion of the Select Growth Fund's assets and Putnam will manage the other portion. Under the new Sub-Adviser Agreement with Jennison, the Manager pays Jennison a fee computed daily and paid quarterly at an annual rate of 0.35% based on the average daily net assets of the Fund that Jennison manages up to $300 million, 0.30% on the next $200 million, and 0.25% on assets over $500 million.




--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                            Pricing of Fund Shares

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV"). The Funds do not charge any sales loads or redemption fees. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open--normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.

Equity securities are valued based on market value if market quotations are readily available. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations. In other cases, debt and equity securities and any other assets are valued at their fair value following procedures approved by the Trustees.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.



                       Purchase and Redemption of Shares

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

Excessive trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage a Fund's investments and raise its expenses. To deter such activity, the Fund does not permit frequent trading or market timing in order to protect the

--------------------------------------------------------------------------------
Allmerica Investment Trust
interests of other investors. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because it is not possible to predict how much cash the Fund will have to invest. When in the Manager's or the Sub-Adviser's opinion such activity would have a disruptive effect on portfolio management or harm other investors, each Fund reserves the right to refuse or cancel purchase orders and exchanges into the Fund by any person, group or commonly controlled account. This trading policy applies to contract holders and policy holders notwithstanding any contrary provisions in your insurance contract. The terms of your insurance contract may also restrict your ability to trade among the investment options available under your contract or policy.


DISTRIBUTION FEES

Effective May 1, 2002 each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Funds to pay fees to support the distribution of the Funds' shares and certain maintenance services and other services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of each Fund's average daily net assets. The 12b-1 Plan has been implemented for each Fund at an initial annual rate of 0.15 percent of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets on an on-going basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Trust currently offers only one class of shares of each of the Funds, the Service Shares (the "Shares").

--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                            Distributions and Taxes


DISTRIBUTIONS

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund and Government Bond Fund; annually in the case of the Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund and Select Growth Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts unless an election is made on behalf of a Separate Account to receive some or all of the dividend in cash.


TAXES



The Trust and the Funds seek to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust and the Funds will not be subject to federal income tax. Under current federal income tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a qualifying variable annuity or variable life insurance contract. Withdrawals of amounts from a contract, whether prior to or during the annuity payment period, in many cases will be subject to ordinary income tax and, if withdrawn before age 591/2, to an additional 10% penalty tax.



In order for investors to receive the favorable tax treatment available for holders of variable annuity and variable life insurance contracts, the Separate Accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements. Each Fund and each Separate Account intends to comply with these requirements. If a Fund or a Separate Account does not meet such requirements, income allocable to the contracts associated with the Separate Account would be taxable currently to the holders of such contracts.



A Fund's investments in foreign securities may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased.



The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends previously taxed at the corporate level. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Because the Funds' shares will be owned in connection with variable annuity and variable life contracts, this proposal, should it be enacted, will likely not affect the tax discussion above.



Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.



--------------------------------------------------------------------------------
Allmerica Investment Trust

                                    [GRAPHIC]

                             Financial Highlights


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are incorporated herein by reference in the Statement of Additional Information and included in the annual report, which is available upon request.





--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                          ALLMERICA INVESTMENT TRUST
     FINANCIAL HIGHLIGHTS--For a Share Outstanding Throughout Each Period


                                        Income from Investment Operations                   Less Distributions
                                 ----------------------------------------------  ----------------------------------------
                                                         Net Realized
                                                             and                               Distributions
                                 Net Asset     Net        Unrealized              Dividends      from Net
                                   Value    Investment   Gain (Loss)  Total from   from Net      Realized
Year Ended                       Beginning    Income          on      Investment  Investment      Capital        Total
December 31,                      of Year  (Loss)/(2)/   Investments  Operations    Income         Gains     Distributions
---------------------------------------------------------------------------------------------------------------------------
Select Capital Appreciation
Fund/(1)/
       2002                       $1.940    $(0.014)       $(0.405)    $(0.419)   $     -         $     -       $     -
       2001                        2.122     (0.010)        (0.019)     (0.029)         -          (0.153)       (0.153)
       2000                        2.053     (0.008)         0.147       0.139          -          (0.070)       (0.070)
       1999                        1.640     (0.007)         0.423       0.416          -          (0.003)       (0.003)
       1998                        1.698     (0.006)         0.241       0.235          -          (0.293)       (0.293)
---------------------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund
       2002                       $1.975    $ 0.002        $(0.315)    $(0.313)   $(0.011)        $(0.164)      $(0.175)
       2001                        1.958      0.012          0.225       0.237     (0.012)         (0.208)       (0.220)
       2000                        1.521      0.012          0.446       0.458     (0.006)         (0.015)       (0.021)
       1999                        1.686      0.006         (0.077)     (0.071)         -          (0.094)       (0.094)
       1998                        1.626      0.014          0.066       0.080     (0.014)         (0.006)       (0.020)
---------------------------------------------------------------------------------------------------------------------------
Select International Equity Fund
       2002                       $1.113    $ 0.013        $(0.226)    $(0.213)   $(0.017)        $(0.009)      $(0.026)
       2001                        1.781      0.018         (0.385)     (0.367)    (0.024)         (0.277)       (0.301)
       2000                        2.031      0.013         (0.191)     (0.178)    (0.009)         (0.063)       (0.072)
       1999                        1.542      0.012          0.477       0.489          -               -             -
       1998                        1.341      0.014          0.207       0.221     (0.020)              -        (0.020)
---------------------------------------------------------------------------------------------------------------------------
Select Growth Fund
       2002                       $1.576    $ 0.001        $(0.436)    $(0.435)   $(0.002)        $     -       $(0.002)
       2001                        2.214      0.002         (0.545)     (0.543)        -           (0.095)       (0.095)
       2000                        3.049     (0.001)        (0.489)     (0.490)        -           (0.345)       (0.345)
       1999                        2.428     (0.002)         0.709       0.707     (0.001)         (0.085)       (0.086)
       1998                        1.811      0.002          0.638       0.640       -/(3)/        (0.023)       (0.023)
---------------------------------------------------------------------------------------------------------------------------
Core Equity Fund/(1)/
       2002                       $1.633    $ 0.011/(4)/   $(0.393)    $(0.382)   $(0.012)        $     -       $(0.012)
       2001                        2.689      0.016         (0.439)     (0.423)    (0.015)         (0.618)       (0.633)
       2000                        3.310      0.016         (0.295)     (0.279)    (0.017)         (0.325)       (0.342)
       1999                        2.825      0.020          0.779       0.799     (0.020)         (0.294)       (0.314)
       1998                        2.416      0.028          0.436       0.464     (0.028)         (0.027)       (0.055)
---------------------------------------------------------------------------------------------------------------------------




                                    Net
                                  Increase
                                 (Decrease)
                                   in Net
Year Ended                         Asset
December 31,                       Value
-------------------------------------------
Select Capital Appreciation
Fund/(1)/
       2002                       $(0.419)
       2001                        (0.182)
       2000                         0.069
       1999                         0.413
       1998                        (0.058)
-------------------------------------------
Select Value Opportunity Fund
       2002                       $(0.488)
       2001                         0.017
       2000                         0.437
       1999                        (0.165)
       1998                         0.060
-------------------------------------------
Select International Equity Fund
       2002                       $(0.239)
       2001                        (0.668)
       2000                        (0.250)
       1999                         0.489
       1998                         0.201
-------------------------------------------
Select Growth Fund
       2002                       $(0.437)
       2001                        (0.638)
       2000                        (0.835)
       1999                         0.621
       1998                         0.617
-------------------------------------------
Core Equity Fund/(1)/
       2002                       $(0.394)
       2001                        (1.056)
       2000                        (0.621)
       1999                         0.485
       1998                         0.409
-------------------------------------------




/(a)/Including reimbursements, waivers, and reductions.
/(b)/Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio's expenses. /(c)/Excluding reimbursements and reductions.



/(1)/The Select Capital Appreciation Fund changed sub-advisers on April 1,
     1998. The Core Equity Fund changed sub-advisers on May 1, 2002.


/(2)/Net investment income (loss) per share before reimbursements of fees by the investment adviser or reductions were less than $(0.014) in 2002, less than $(0.010) in 2001, less than $(0.008) in 2000, less than $(0.007) in
     1999 and less than $(0.006) in 1998 for Select Capital Appreciation Fund; $0.000 in 2002, $0.011 in 2001, $0.011 in 2000, $0.005 in 1999, and $0.013
     in 1998 for Select Value Opportunity Fund; less than $0.013 in 2002, less than $0.018 in 2001, less than $0.013 in 2000, $0.011 in 1999, and less than $0.014 in 1998 for Select International Equity Fund; $0.000 in 2002, $0.001 in 2001, $(0.002) in 2000, $(0.003) in 1999, and $0.001 in 1998 for
     Select Growth Fund; and less than $0.011 in 2002, $0.014 in 2001, $0.015 in 2000, $0.019 in 1999, and $0.027 in 1998 for Core Equity Fund.


/(3)/Dividends from net investment income are less than $0.0005.


/(4)/Computed using average shares outstanding throughout the period.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                          ALLMERICA INVESTMENT TRUST
                           Ratios/Supplemental Data


                              ----------   Ratios To Average Net Assets ----------
                                           Operating Expenses    Management Fee

Net Asset          Net Assets    Net
  Value              End of   Investment                                           Portfolio
 End of    Total     Period     Income                                             Turnover
 Period    Return   (000's)     (Loss)      (A)     (B)    (C)   Gross   Net         Rate
--------------------------------------------------------------------------------------------

 $1.521   (21.60)% $  287,593   (0.70)%    1.05%   1.06%  1.06%  0.90%  0.90%          41%
  1.940    (1.14)%    435,864   (0.51)%    0.93%   0.94%  0.94%  0.88%  0.88%          44%
  2.122     6.81%     510,483   (0.38)%    0.93%   0.94%  0.94%  0.87%  0.87%          53%
  2.053    25.36%     417,087   (0.42)%    0.98%   0.98%  0.98%  0.91%  0.91%          61%
  1.640    13.88%     310,582   (0.47)%    1.02%   1.04%  1.04%  0.94%  0.94%         141%
--------------------------------------------------------------------------------------------

 $1.487   (16.32)% $  351,831    0.12%     0.96%   1.03%  1.03%  0.87%  0.87%          94%
  1.975    12.70%     440,335    0.63%     0.87%   0.92%  0.92%  0.87%  0.87%          97%
  1.958    30.40%     397,541    0.71%     0.87%   0.94%  0.94%  0.88%  0.88%          22%
  1.521    (4.70)%    308,331    0.43%     0.88%   0.97%  0.97%  0.90%  0.90%          98%
  1.686     4.87%     268,405    0.95%     0.94%   0.98%  0.99%  0.91%  0.90%          73%
--------------------------------------------------------------------------------------------

 $0.874   (19.37)% $  335,890    1.17%     1.13%   1.14%  1.14%  0.91%  0.91%          14%
  1.113   (21.43)%    460,006    0.97%     0.99%   1.01%  1.01%  0.89%  0.89%          26%
  1.781    (9.03)%    679,128    0.77%     0.98%   0.99%  0.99%  0.88%  0.88%          24%
  2.031    31.71%     679,341    0.69%     1.01%   1.02%  1.02%  0.89%  0.89%          18%
  1.542    16.48%     505,553    0.99%     1.01%   1.02%  1.02%  0.90%  0.90%          27%
--------------------------------------------------------------------------------------------

 $1.139   (27.60)% $  375,959    0.05%     0.95%   1.01%  1.01%  0.82%  0.82%         125%
  1.576   (24.71)%    660,893    0.12%     0.78%   0.85%  0.85%  0.79%  0.79%          91%
  2.214   (17.79)%  1,040,237   (0.05)%    0.80%   0.81%  0.81%  0.76%  0.76%          79%
  3.049    29.80%   1,216,365   (0.08)%    0.81%   0.83%  0.83%  0.78%  0.78%          84%
  2.428    35.44%     815,390    0.08%     0.85%   0.87%  0.87%  0.82%  0.82%          86%
--------------------------------------------------------------------------------------------

 $1.239   (23.45)% $  401,888    0.78%     0.70%   0.74%  0.74%  0.57%  0.57%         115%
  1.633   (16.90)%    673,753    0.75%     0.58%   0.61%  0.61%  0.55%  0.55%         134%
  2.689    (9.51)%    924,904    0.51%     0.44%   0.50%  0.50%  0.45%  0.45%         190%
  3.310    29.33%   1,076,297    0.65%     0.45%   0.48%  0.48%  0.43%  0.43%         116%
  2.825    19.32%     860,333    1.08%     0.46%   0.49%  0.49%  0.44%  0.44%         100%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                          ALLMERICA INVESTMENT TRUST


     FINANCIAL HIGHLIGHTS--For a Share Outstanding Throughout Each Period



                                      Income from Investment Operations                Less Distributions(d)
                               ----------------------------------------------  -------------------------------------
                                                       Net Realized                                                      Net
                                                           and                            Distributions                Increase
                               Net Asset    Net         Unrealized             Dividends    from Net                  (Decrease)
                                 Value   Investment    Gain (Loss)  Total from  from Net    Realized                    in Net
Year Ended                     Beginning   Income           on      Investment Investment    Capital        Total       Asset
December 31,                    of Year    (Loss)      Investments  Operations   Income       Gains     Distributions   Value
--------------------------------------------------------------------------------------------------------------------------------

Equity Index Fund/(1)/
       2002                     $2.715     $0.027        $(0.616)    $(0.589)   $(0.028)     $(0.154)      $(0.182)    $(0.771)
       2001                      3.299      0.030         (0.422)     (0.392)    (0.029)      (0.163)       (0.192)     (0.584)
       2000                      4.060      0.032         (0.362)     (0.330)    (0.034)      (0.397)       (0.431)     (0.761)
       1999                      3.408      0.036          0.656       0.692     (0.035)      (0.005)       (0.040)      0.652
       1998                      2.753      0.035          0.741       0.776     (0.034)      (0.087)       (0.121)      0.655
--------------------------------------------------------------------------------------------------------------------------------
Select Investment Grade Income
Fund/(2)/
       2002                     $1.106     $0.054        $ 0.034     $ 0.088    $(0.060)     $     -       $(0.060)    $ 0.028
       2001                      1.086      0.064/(3)/     0.021       0.085     (0.065)           -        (0.065)      0.020
       2000                      1.051      0.070          0.035       0.105     (0.070)           -        (0.070)      0.035
       1999                      1.132      0.068         (0.079)     (0.011)    (0.069)      (0.001)       (0.070)     (0.081)
       1998                      1.112      0.067          0.020       0.087     (0.067)           -        (0.067)      0.020
--------------------------------------------------------------------------------------------------------------------------------
Government Bond Fund/(2)/
       2002                     $1.077     $0.041        $ 0.057     $ 0.098    $(0.045)     $     -       $(0.045)    $ 0.053
       2001                      1.051      0.049/(3)/     0.030       0.079     (0.053)           -        (0.053)      0.026
       2000                      1.011      0.058          0.040       0.098     (0.058)           -        (0.058)      0.040
       1999                      1.068      0.058         (0.056)      0.002     (0.059)           -        (0.059)     (0.057)
       1998                      1.047      0.058          0.021       0.079     (0.058)           -        (0.058)      0.021
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund
       2002                     $1.000     $0.016        $     -     $ 0.016    $(0.016)     $     -       $(0.016)    $     -
       2001                      1.000      0.042              -       0.042     (0.042)           -        (0.042)          -
       2000                      1.000      0.062              -       0.062     (0.062)           -        (0.062)          -
       1999                      1.000      0.051              -       0.051     (0.051)           -        (0.051)          -
       1998                      1.000      0.054              -       0.054     (0.054)           -        (0.054)          -
--------------------------------------------------------------------------------------------------------------------------------





/(a)/Including reimbursements and reductions.


/(b)/Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio's expenses.


/(c)/Excluding reimbursements and reductions.




/(d)/Certain prior year amounts have been reclassified to conform to current year presentation.




/(1)/Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were less than $0.027 in 2002, $0.029 in 2001 and less than $0.032 in 2000 for Equity Index Fund.




/(2)/Effective January 1, 2001, the Select Investment Grade Income Fund and the
     Government Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and are amortizing premium and discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share by $0.003 and $0.007 for Select Investment Grade Income Fund and Government Bond Fund, respectively, an increase in net realized and unrealized gains and losses per share by $0.003 and $0.007 for Select Investment Grade Income Fund and Government Bond Fund, respectively, and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79% and from 5.16% to 4.52% for Select Investment Grade Income Fund and Government Bond Fund, respectively. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


/(3)/Computed using average shares outstanding throughout the period.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                          ALLMERICA INVESTMENT TRUST


                           Ratios/Supplemental Data



                            ----------   Ratios To Average Net Assets ----------
                                         Operating Expenses    Management Fee

                     Net
Net Asset          Assets      Net
  Value            End of   Investment                                           Portfolio
 End of    Total   Period     Income                                             Turnover
 Period    Return  (000's)    (Loss)      (a)     (b)    (c)   Gross   Net         Rate
------------------------------------------------------------------------------------------
 $1.944   (22.22)% $342,683    1.16%     0.45%   0.47%  0.47%  0.28%  0.28%          10%
  2.715   (12.02)%  517,315    1.02%     0.32%   0.34%  0.34%  0.28%  0.28%          21%
  3.299    (9.03)%  599,266    0.87%     0.32%   0.33%  0.33%  0.27%  0.27%           9%
  4.060    20.41%   638,230    0.98%     0.35%   0.35%  0.35%  0.28%  0.28%          21%
  3.408    28.33%   481,877    1.17%     0.36%   0.36%  0.36%  0.29%  0.29%           6%
------------------------------------------------------------------------------------------

 $1.134     8.14%  $620,074    4.85%     0.58%   0.58%  0.58%  0.41%  0.41%         130%
  1.106     7.94%   571,582    5.79%     0.47%   0.47%  0.47%  0.41%  0.41%         114%
  1.086    10.31%   445,609    6.53%     0.49%   0.49%  0.49%  0.42%  0.42%         159%
  1.051    (0.97)%  240,541    6.22%     0.50%   0.50%  0.50%  0.43%  0.43%          75%
  1.132     7.97%   230,623    6.01%     0.52%   0.52%  0.52%  0.43%  0.43%         158%
------------------------------------------------------------------------------------------

 $1.130     9.28%  $291,995    3.48%     0.68%   0.68%  0.68%  0.50%  0.50%          79%
  1.077     7.63%   116,514    4.52%     0.58%   0.58%  0.58%  0.50%  0.50%         190%
  1.051    10.00%    78,531    5.58%     0.61%   0.61%  0.61%  0.50%  0.50%          53%
  1.011     0.23%    87,247    5.64%     0.62%   0.62%  0.62%  0.50%  0.50%          37%
  1.068     7.67%    81,018    5.63%     0.64%   0.64%  0.64%  0.50%  0.50%          61%
------------------------------------------------------------------------------------------

 $1.000     1.66%  $704,805    1.63%     0.45%   0.45%  0.45%  0.30%  0.30%         N/A
  1.000     4.28%   604,657    4.11%     0.36%   0.36%  0.36%  0.31%  0.31%         N/A
  1.000     6.40%   457,912    6.19%     0.31%   0.31%  0.31%  0.26%  0.26%         N/A
  1.000     5.19%   513,606    5.09%     0.29%   0.29%  0.29%  0.24%  0.24%         N/A
  1.000     5.51%   336,253    5.36%     0.32%   0.32%  0.32%  0.26%  0.26%         N/A
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                                   Appendix
                                       [GRAPHIC]





Select Capital Appreciation Fund

Select Value Opportunity Fund

Select International Equity Fund

Select Growth Fund

Core Equity Fund

Equity Index Fund

Select Investment Grade Income Fund

Government Bond Fund

Money Market Fund
INVESTMENT TECHNIQUES AND STRATEGIES
In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

   Symbols
   .   Permitted
   --  Not Permitted

 Investment Technique/Strategy
--------------------------------------------------------------------------------

Asset-Backed Securities                              --  --  --  --  .   --  .   .   .
Exchange Traded Funds                                .   .   --  .   .   .   --  --  --
Financial Futures Contracts and Related Options      .   .   .   .   .   .   .   .   --
Foreign Securities                                   .   .   .   .   .   .   .   --  .
Forward Commitments                                  .   --  --  --  --  --  .   .   .
Forward Contracts on Foreign Currencies              .   --  .   .   --  --  --  --  --
High Yield Securities                                .   --  --  .   .   --  --  --  --
Interest-Only and Principal-Only Treasury Securities --  --  --  --  --  --  --  .   --
Investments in Money Market Securities               .   .   .   .   .   .   .   .   .
Mortgage-Backed Securities                           --  --  --  --  --  --  .   .   --
Municipal Securities                                 --  --  --  --  --  --  --  --  .
Purchasing Options                                   .   .   .   .   .   .   .   .   --
Real Estate Investment Trusts                        --  --  --  --  .   --  --  --  --
Repurchase Agreements                                .   .   .   .   .   .   .   .   .
Restricted Securities                                .   .   .   .   .   .   .   .   .
Reverse Repurchase Agreements                        .   --  --  --  --  --  --  --  --
Securities Lending                                   .   .   .   .   .   .   .   .   .
Stand-By Commitments                                 --  --  --  --  --  --  .   .   .
Stripped Mortgage-Backed Securities                  --  --  --  --  --  --  .   .   --
Swap and Swap-Related Products                       .   --  --  --  --  --  --  --  --
When-Issued Securities                               .   .   .   .   .   .   .   .   .
Writing Covered Options                              .   .   .   .   .   .   .   .   --

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Allmerica Investment Trust

                      This page left blank intentionally.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

--------------------------------------------------------------------------------

                          Allmerica Investment Trust



                       Select Capital Appreciation Fund
                         Select Value Opportunity Fund
                       Select International Equity Fund
                              Select Growth Fund


                               Core Equity Fund
                               Equity Index Fund


                      Select Investment Grade Income Fund
                             Government Bond Fund
                               Money Market Fund


The Trust's Statement of Additional Information ("SAI") includes additional information about the Funds. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-533-7881.


You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

                               FILE NO. 811-4138

              440 Lincoln Street, Worcester, Massachusetts 01653

                                1-800-533-7881

                            Allmerica Investment Trust

The Money Market Fund is a separate portfolio of the Trust which serves as an underlying investment for insurance related accounts.




This Prospectus explains what you should know about the Fund. Please read it carefully before you invest.

This Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
May 1, 2003






                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

                              440 Lincoln Street
                        Worcester, Massachusetts 01653

                                1-800-533-7881

    Table of Contents



                 FUND SUMMARY.............................  3

                    Objective, Strategies and Risks.......  4

                      Money Market Fund...................  4

                 EXPENSE SUMMARY..........................  5

                 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS  6

                 OTHER INVESTMENT STRATEGIES..............  7

                 MANAGEMENT OF THE FUND...................  8

                 PRICING OF FUND SHARES...................  9

                 PURCHASE AND REDEMPTION OF SHARES........  9

                 DISTRIBUTIONS AND TAXES.................. 11

                 FINANCIAL HIGHLIGHTS..................... 12

                 APPENDIX................................. 16



                                    LEGEND
--------------------------------------------------------------------------------

Performance
                                    [GRAPHIC]



Investment
Objectives
                                    [GRAPHIC]



Financial
Information
                                    [GRAPHIC]



Management
of Fund
                                    [GRAPHIC]



Risk
                                    [GRAPHIC]



Investment
Strategies
                                    [GRAPHIC]



--------------------------------------------------------------------------------
Allmerica Investment Trust

                                 Fund Summary



This Prospectus describes the Money Market Fund of Allmerica Investment Trust, which provides a broad range of investment options through nine different Funds, each a separate investment portfolio. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.


The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with Opus Investment Management, Inc. ("Opus") as Sub-Adviser to manage the investments of the Money Market Fund. Opus has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Fund" for more information about the Manager and the Sub-Adviser.


The following summary describes the Fund's investment objective and principal investment strategies, identifies the principal investment risks of investing in the Fund and provides performance charts for the Fund. Note that any percentage limitations listed under the Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar chart shows how the investment returns of the shares of the Fund have varied in the past ten years. The table following the bar chart shows how the Fund's average annual returns for the last one, five and ten years compare to those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and table give some indication of the risks of investing in the Fund by showing changes in the Fund's performance. The bar chart and table do not reflect expenses associated with the variable insurance product that you are purchasing. If those expenses had been reflected, the performance shown would have been lower.


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

OBJECTIVE, STRATEGIES AND RISKS


    Money Market Fund



                                    [GRAPHIC]

     SUB-ADVISER: Opus Investment Management, Inc.

                                    [GRAPHIC]

     INVESTMENT OBJECTIVE: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.


                                    [GRAPHIC]
     PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities and short-term instruments (not including investments in American Depositary Receipts or "ADRs").


     Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

     The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors and it is possible for investors to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                    [GRAPHIC]

     PRINCIPAL RISKS:
    . Credit Risk
    . Interest Rate Risk
    . Investment Management Risk
    . Market Risk

     See "Description of Principal Investment Risks."

The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

  CALENDAR YEAR ANNUAL TOTAL RETURNS
                                    [GRAPHIC]


                                    [CHART]


1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
3.00%  3.93%  5.84%  5.36%  5.47%  5.51%  5.19%  6.40%  4.28%  1.66%


During the period shown above the highest quarterly return was 1.63% for the quarter ended 12/31/00 and the lowest was 0.73% for the quarter ended 6/30/93.

PERFORMANCE TABLE

             Average Annual Total Returns
             (for the periods ending   Past      Past      Past
             December 31, 2001)      One Year Five Years Ten Years
             -----------------------------------------------------
                Fund Shares            1.66%     4.60%     4.65%
             -----------------------------------------------------
                iMoneyNet, Inc.'s
                Money Funds
                Report Averages:
                1st Tier Taxable*      1.11%     3.99%     4.16%
             -----------------------------------------------------


*iMoneyNet, Inc. is an independent firm that tracks regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis.


The Fund's 7-day yield ending December 31, 2002 was 1.14%.


--------------------------------------------------------------------------------
Allmerica Investment Trust

                                Expense Summary

Expenses are one of several factors to consider when investing in the Money Market Fund. Expenses shown are based on expenses incurred in respect of shares of the Fund for the 2002 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in the Fund over specified periods.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you invest in the Fund. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Fund.


                                         Annual Fund Operating Expenses
                                        (expenses deducted from Fund assets)
                                                                             Total Annual
                    Shareholder Fees                                             Fund
                   (fees paid directly  Management  Distribution    Other     Operating
                  from your investment)    Fees     (12b-1) Fees*  Expenses    Expenses
-------------------------------------------------------------------------------------------
Money Market Fund          N/A             0.30%        0.15%        0.05%       0.50%/(1)/
-------------------------------------------------------------------------------------------



* The Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of the Fund's average daily net assets. The 12b-1 Plan has been implemented at an annual rate of 0.15 percent of average daily net assets.



/(1)/ Through December 31, 2003, the Manager has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses of the Fund were less than its expense limitations throughout 2002.


 The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to the Fund. This limitation may be terminated at any time.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Please note that the Example does not reflect the expenses of the applicable variable insurance product that you are purchasing. You should refer to the applicable variable insurance product prospectus for more information on these expenses, which are in addition to the expenses of the Fund. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 Year 3 Years 5 Years 10 Years
               -------------------------------------------------
               Money Market Fund  $51    $161    $280     $629
               -------------------------------------------------


--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

[GRAPHIC]

                   Description of Principal Investment Risks

The following is a summary of the principal risks of investing in the Money Market Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to the Fund are identified under "Fund Summary". There are also many factors that could cause the value of your investment in the Fund to decline which are not described here. It is important to remember that there is no guarantee that the Fund will achieve its investment objective, and an investor in the Fund could lose money.

CREDIT RISK
Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

INTEREST RATE RISK
When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

INVESTMENT MANAGEMENT RISK
Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

MARKET RISK
This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.


--------------------------------------------------------------------------------
Allmerica Investment Trust

[GRAPHIC]

                          Other Investment Strategies


The Fund Summary starting on page 3 describes the investment objective and the principal investment strategies and risks of the Fund. The Fund may at times use the following investment strategies, some of which are principal investment strategies, as noted under the principal investment strategy section for the Fund under the section entitled, "Objective, Strategies and Risks". Attached as an Appendix is a chart with a listing of various investment techniques and strategies that the Sub-Adviser of the Fund may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. The investment objective and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

FOREIGN INVESTMENTS. The Fund may invest a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. The Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges.

LENDING OF SECURITIES. To realize additional income, the Fund may lend portfolio securities to broker-dealers or financial institutions in an amount up to 33 1/3% of the Fund's total assets. While any such loan is outstanding, the Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.


RESTRICTED SECURITIES. The Fund may purchase securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". The Money Market Fund will not invest more than 10% of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in the Fund if buyers lose interest in restricted securities. As a result, the Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.



--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

[GRAPHIC]

                            Management of the Fund



The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager has been managing mutual funds since 1985. Opus Investment Management, Inc., ("Opus"), located at 440 Lincoln Street, Worcester, Massachusetts, serves as the Fund's Sub-Adviser. Opus (formerly Allmerica Asset Management, Inc.) was incorporated in 1993 and as of December 31, 2002 had $18.2 billion in assets under management. Opus serves as investment adviser to investment companies and affiliated insurance company accounts.


The Sub-Adviser has been selected by the Manager and Trustees with the help of CRA RogersCasey, Inc., a pension consulting firm. The fees earned by the Sub-Adviser and CRA RogersCasey are paid by the Manager. The performance of the Sub-Adviser is reviewed quarterly by a committee of the Board of Trustees, with assistance from CRA RogersCasey.

For a sample listing of certain of the Sub-Adviser's clients, see "Investment Management and Other Services" in the Statement of Additional Information.

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio:



                           Name and Title of   Service with      Business Experience
    Sub-Adviser Name       Portfolio Manager   Sub-Adviser       for Past Five Years
-----------------------------------------------------------------------------------------
Money Market Fund         Eric D. Hiatt, CFA, 1998 - Present Mr. Hiatt worked as a
Opus Investment           Portfolio Manager                  treasury analyst for Eastern
Management, Inc. ("Opus")                                    Enterprises prior to joining
                                                             Opus in 1998 as a trading
                                                             associate. He was promoted
                                                             to Assistant Portfolio
                                                             Manager in 2000 and
                                                             became Portfolio Manager
                                                             in 2002. He assumed
                                                             primary responsibility for
                                                             the Fund in 2003.


For the fiscal year ended December 31, 2002, the Fund paid the Manager the fee shown in the table below:

                                       Fee (as a percentage
                                      of Average net assets)
                    ----------------------------------------
                    Money Market Fund          0.30%
                    ----------------------------------------

For the fiscal year ended December 31, 2002, the Manager paid the Sub-Adviser the aggregate fee as set forth below:

                                              Fee (as a percentage
                                             of Average net assets)
            -------------------------------------------------------
            Opus Investment Management, Inc.          0.10%
            -------------------------------------------------------

--------------------------------------------------------------------------------
Allmerica Investment Trust

                            Pricing of Fund Shares


The Fund sells and redeems its shares at a price equal to their net asset value ("NAV"). The Fund does not charge any sales loads or redemption fees. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open--normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Fund does not accept orders or compute their NAV's on days when the Exchange is closed. All securities of the Fund are valued at amortized cost.




                       Purchase and Redemption of Shares



Shares of the Fund currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Fund. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.


No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

Excessive trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage a Fund's investments and raise its expenses. To deter such activity, the Fund does not permit frequent trading or market timing in order to protect the interests of other investors. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can hap- pen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because it is not possible to predict how much cash the Fund will have to invest. When in the Manager's or the Sub-Adviser's opinion such activity would have a disruptive effect on portfolio management or harm other investors, the Fund reserves the right to refuse or cancel purchase orders and exchanges into the Fund by any person, group or commonly controlled account. This trading policy applies to contract holders and policy holders notwithstanding any contrary provisions in your insurance contract. The terms of your insurance contract may also restrict your ability to trade among the investment options available under your contract or policy.

--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

DISTRIBUTION FEES

Effective May 1, 2002 the Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of the Fund's average daily net assets. The Plan has been implemented at an initial annual rate of 0.15 percent of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Trust currently offers only one class of shares of the Fund, the Service Shares (the "Shares").


--------------------------------------------------------------------------------
Allmerica Investment Trust

                            Distributions and Taxes

DISTRIBUTIONS
The Money Market Fund pays out substantially all of its net investment income daily. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts unless an election is made on behalf of a Separate Account to receive some or all of the dividend in cash.

TAXES



The Trust and the Fund seek to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust and the Fund will not be subject to federal income tax. Under current federal income tax law, dividend or capital gain distributions from the Fund are not currently taxable when left to accumulate within a qualifying variable annuity or variable life insurance contract. Withdrawals of amounts from a contract, whether prior to or during the annuity payment period, in many cases will be subject to ordinary income tax and, if withdrawn before age 59 1/2, to an additional 10% penalty tax.



In order for investors to receive the favorable tax treatment available for holders of variable annuity and variable life insurance contracts, the Separate Accounts underlying such contracts, as well as the Fund in which such accounts invest, must meet certain diversification requirements. The Fund and each Separate Account intend to comply with these requirements. If the Fund or a Separate Account does not meet such requirements, income allocable to the contracts associated with the Separate Account would be taxable currently to the holders of such contracts.



The Fund's investments in foreign securities may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased.



The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends previously taxed at the corporate level. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Because the Fund's shares will be owned in connection with variable annuity and variable life contracts, this proposal, should it be enacted, will likely not affect the tax discussion above.



Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.



--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                                    [GRAPHIC]
                             Financial Highlights






The financial highlights tables are intended to help you understand the Money Market Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated herein by reference in the Statement of Additional Information and included in the annual report, which is available upon request.






--------------------------------------------------------------------------------
Allmerica Investment Trust

                      This page left blank intentionally.

--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                          ALLMERICA INVESTMENT TRUST
      FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Year

                             Income from Investment Operations                 Less Distributions
                        -------------------------------------------- -------------------------------------
                                                                                                               Net
                                                                                Distributions                Increase
                        Net Asset            Net Realized            Dividends    from Net                  (Decrease)
                          Value      Net     Gain (Loss)  Total from  from Net    Realized                    in Net
                        Beginning Investment      on      Investment Investment    Capital        Total       Asset
Year Ended December 31,  of Year    Income   Investments  Operations   Income       Gains     Distributions   Value
----------------------------------------------------------------------------------------------------------------------
   Money Market Fund
         2002            $1.000     $0.016        $-        $0.016    $(0.016)       $-          $(0.016)       $-
         2001             1.000      0.042         -         0.042     (0.042)        -           (0.042)        -
         2000             1.000      0.062         -         0.062     (0.062)        -           (0.062)        -
         1999             1.000      0.051         -         0.051     (0.051)        -           (0.051)        -
         1998             1.000      0.054         -         0.054     (0.054)        -           (0.054)        -
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Allmerica Investment Trust

                          ALLMERICA INVESTMENT TRUST
                           Ratios/Supplemental Data

                                  Ratios To Average Net Assets
                                 ------------------------------

     Net Asset        Net Assets
       Value            End of      Net                          Portfolio
      End of   Total    Period   Investment Operating Management Turnover
      Period   Return  (000's)     Income   Expenses     Fee       Rate
     ---------------------------------------------------------------------

      $1.000    1.66%  $704,805     1.63%     0.45%      0.30%      N/A
       1.000    4.28%   604,657     4.11%     0.36%      0.31%      N/A
       1.000    6.40%   457,912     6.19%     0.31%      0.26%      N/A
       1.000    5.19%   513,606     5.09%     0.29%      0.24%      N/A
       1.000    5.51%   336,253     5.36%     0.32%      0.26%      N/A
     ---------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Allmerica Investment Trust

                                   Appendix
                                       [GRAPHIC]





INVESTMENT TECHNIQUES AND STRATEGIES
In managing its portfolios of investments, the Money Market Fund may make use of the following investment techniques and strategies:

   SYMBOLS
    .  Permitted
    -- Not Permitted

--------------------------------------------------------------------------------

            Asset-Backed Securities                              .
            Exchange Traded Funds                                --
            Financial Futures Contracts and Related Options      --
            Foreign Securities                                   .
            Forward Commitments                                  .
            Forward Contracts on Foreign Currencies              --
            High Yield Securities                                --
            Interest-Only and Principal-Only Treasury Securities --
            Investments in Money Market Securities               .
            Mortgage-Backed Securities                           --
            Municipal Securities                                 .
            Purchasing Options                                   --
            Real Estate Investment Trusts                        --
            Repurchase Agreements                                .
            Restricted Securities                                .
            Reverse Repurchase Agreements                        --
            Securities Lending                                   .
            Stand-By Commitments                                 .
            Stripped Mortgage-Backed Securities                  --
            Swap and Swap-Related Products                       --
            When-Issued Securities                               .
            Writing Covered Options                              --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Allmerica Investment Trust

--------------------------------------------------------------------------------

                          Allmerica Investment Trust

                               Money Market Fund


The Trust's Statement of Additional Information ("SAI") includes additional information about the Fund. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-533-7881.


You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

                               FILE NO. 811-4138

              440 Lincoln Street, Worcester, Massachusetts 01653

                                1-800-533-7881

                          ALLMERICA INVESTMENT TRUST

                      STATEMENT OF ADDITIONAL INFORMATION



                       SELECT CAPITAL APPRECIATION FUND
                         SELECT VALUE OPPORTUNITY FUND
                       SELECT INTERNATIONAL EQUITY FUND
                              SELECT GROWTH FUND

                               CORE EQUITY FUND
                               EQUITY INDEX FUND

                      SELECT INVESTMENT GRADE INCOME FUND
                             GOVERNMENT BOND FUND
                               MONEY MARKET FUND

   THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUSES OF ALLMERICA INVESTMENT TRUST DATED MAY 1, 2003. A FREE COPY OF THE APPLICABLE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENT TRUST (THE "TRUST"), 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, (508) 855-1000.

   The Trust's Financial Statements and related notes and the report of the independent accountants for the fiscal year ended December 31, 2002 are incorporated by reference into this SAI and are included in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders is available, without charge, upon request, by calling the following toll free number: 1-800-828-0540.

                              DATED: May 1, 2003

                               TABLE OF CONTENTS


        Trust History...............................................  1

        Description of the Funds and Their Investments and Risks....  1
        Investment Restrictions and Policies........................  6
        Investment Strategies and Techniques........................  7
        Portfolio Turnover.......................................... 23

        Management of the Trust..................................... 25

        Control Persons and Principal Holders of Securities......... 29

        Investment Management and Other Services.................... 30

        Brokerage Allocation and Other Practices.................... 41

        Capital Stock and Other Securities.......................... 43

        Purchase, Redemption and Pricing of Securities Being Offered 44

        Taxation of the Funds of the Trust.......................... 46

        Underwriters................................................ 47

        Calculation of Performance Data............................. 47

        Financial Statements........................................ 51

                                 TRUST HISTORY

   The Trust is an open-end, diversified series investment company designed to provide the underlying investment vehicle for various separate investment accounts established by First Allmerica Financial Life Insurance Company ("First Allmerica") or Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial Life").

   Shares of the Trust are not offered to the general public but solely to variable annuity and variable life insurance separate accounts ("Separate Accounts") and qualified pension and retirement plans. Not all of the Funds are offered to each Separate Account.


   The Trust is a Massachusetts business trust established on October 11, 1984. It currently is comprised of nine different portfolios: Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund (each, a "Fund"). The Trustees may create additional funds in the future.


                           DESCRIPTION OF THE FUNDS
                        AND THEIR INVESTMENTS AND RISKS

Additional Information about the Funds

   For a description of the Funds' principal investment strategies and risks, types of investments each Fund may acquire and certain investment techniques it may utilize, see "Principal Investment Strategies and Risks" and "Other Investment Strategies" in the appropriate Prospectus for the underlying Funds of the applicable Separate Account. Following are descriptions of additional Fund strategies, policies and restrictions. Note that any percentage limitations listed under each Fund below apply at the time of investment.



Select Capital Appreciation Fund

   Up to 15% of the Fund's net assets may be invested in securities which are illiquid. When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

Select Value Opportunity Fund

   The Fund may invest temporarily in preferred stocks, bonds and other defensive issues. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the-counter. The Fund may invest up to 15% of its net assets in securities which are illiquid.

   The portfolio normally will be diversified among different industry sectors, but is not an index approach. Stocks are bought as investments and generally held for the long term, rather than as active trading vehicles.

Select International Equity Fund

   The Fund may invest up to 15% of its net assets in securities which are illiquid. When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

Select Growth Fund

   Although the Fund may invest in dividend-paying stocks, the generation of current income is not an objective of the Fund. Any income that is received is incidental to the Fund's objective of long-term growth of capital. The Fund invests at least 80% of its assets (plus any borrowings for investment securities) in equity securities.

   When choosing securities for the portfolio, the Sub-Advisers for the Select Growth Fund focus on companies that display strong financial characteristics and earnings growth potential.

   The stocks of smaller growth companies may involve a higher degree of risk than other types of securities and the price movement of such securities can be expected to be more volatile than is the case of the market on the whole. The Fund may hold stocks traded on one or more of the national exchanges as well as in the over-the-counter markets. Because opportunities for capital growth may exist not only in new and expanding areas of the economy but also in mature and cyclical industries, the Fund's portfolio investments are not limited to any particular type of company or industry.

   When the Sub-Advisers determine that market conditions warrant a temporary, defensive position, the Fund may invest without limitation in high-grade, fixed-income securities or U.S. Government securities, or hold assets in cash or cash equivalents. To the extent the Fund is so invested it is not achieving its objective to the same degree as under normal conditions.

   The Select Growth Fund's objective of seeking long-term growth of capital means that its assets generally will be subject to greater risk than may be involved in investing in securities that are not selected for growth potential. The Fund may invest up to 15% of its net assets in securities which are illiquid.



Core Equity Fund

   The Core Equity Fund proposes to keep its assets fully invested, but may maintain reasonable amounts in cash or in high-grade, short-term debt securities to meet current expenses and anticipated redemptions, and during temporary periods pending investment in accordance with its policies.

   In periods considered by management to warrant a more defensive position, the Core Equity Fund may place a larger proportion of its portfolio in high-grade preferred stocks, bonds or other fixed-income securities, including U.S. Government securities, whether or not convertible into stock or with rights attached, or retain cash.

   The Core Equity Fund may invest in both listed and unlisted securities. The Core Equity Fund also may invest in foreign as well as domestic securities.

   The Fund may invest up to 15% of its net assets in securities which are illiquid.

   The Fund may invest up to 10% of its total assets (excluding securities lending collateral) in lower rated bonds, commonly known as "junk bonds."

Equity Index Fund

   The Equity Index Fund will attempt to replicate the investment results of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") while minimizing transactional costs and other expenses. Stocks in the S&P 500 are ranked in accordance with their statistical weighting from highest to lowest. The method used to select investments for the Equity Index Fund involves investing in common stocks in approximately the order of their weighting in the S&P 500, beginning with those having the highest weighting. The Fund uses the

S&P 500 as the performance standard because it represents over 70 percent of the total market value of all publicly-traded common stocks in the U.S., is well-known to investors and, in the opinion of the Sub-Adviser, is representative of the performance of common stocks publicly-traded in the United States. Many, but not all, of the stocks in the S&P 500 are issued by companies that are among the 500 largest as measured by the aggregate market value of their outstanding stock (market price per share multiplied by number of shares outstanding). Inclusion of a stock in the S&P 500 does not imply that Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"), has endorsed it as an investment. With respect to investing in common stocks, there can be no assurance of capital appreciation and there is a substantial risk of market decline.

   The Equity Index Fund's ability to duplicate the performance of the S&P 500 will be influenced by the size and timing of cash flows into or out of the Fund, the liquidity of the securities included in the S&P 500, transaction and operating expenses and other factors. These factors, among others, may result in "tracking error," which is a measure of the degree to which the Fund's results differ from the results of the S&P 500.

   Tracking error is measured by the difference between total return for the S&P 500 with dividends reinvested and total return for the Fund with dividends reinvested after deductions of transaction and operating expenses. For the 12 months ended December 31, 2002, the S&P 500 lost 22.10% versus a loss of 22.22% for the Equity Index Fund producing a tracking error of 0.12% before advisory and administrative fees. Tracking error is monitored by the Sub-Adviser on a regular basis. All tracking error deviations are reviewed to determine the effectiveness of investment policies and techniques. If the tracking error deviation exceeds industry standards for the Fund's asset size, the Sub-Adviser will bring the deviation to the attention of the Trustees.

   While the Board of Trustees of the Trust has selected the S&P 500 as the index the Fund will attempt to replicate, the Trustees reserve the right to select another index at any time without seeking shareholder approval if they believe that the S&P 500 no longer represents a broad spectrum of common stocks that are publicly traded in the United States or if there are legal, economic or other factors limiting the use of any particular index. If the Trustees change the index which the Equity Index Fund attempts to replicate, the Equity Index Fund may incur significant transaction costs in switching from one index to another.

   The Equity Index Fund will invest only in those stocks, and in such amounts, as its investment adviser determines to be necessary or appropriate for the Equity Index Fund to approximate the S&P 500. As the size of the Equity Index Fund increases, the Equity Index Fund may purchase a larger number of stocks included in the S&P 500, and the percentage of its assets invested in most stocks included in the S&P 500 will approach the percentage that each such stock represents in the S&P 500. However, there is no minimum or maximum number of stocks included in the S&P 500 which the Equity Index Fund will hold. Under normal circumstances, it is expected that the Equity Index Fund will hold approximately 500 different companies included in the S&P 500 Index. The Equity Index Fund may compensate for the omission of a stock that is included in the S&P 500, or for purchasing stocks in other than the same proportions that they are represented in the S&P 500, by purchasing stocks which are believed to have characteristics which correspond to those of the omitted stocks.

   The Equity Index Fund may invest in short-term debt securities to maintain liquidity or pending investment in stocks. Such investments will not be made for defensive purposes or in anticipation of a general decline in the market price of stocks in which the Equity Index Fund invests; investors in the Equity Index Fund bear the risk of general declines in the stock markets. The Equity Index Fund also may take advantage of tender offers, resulting in higher returns than are reflected in the performance of the S&P 500. In addition, the Equity Index Fund may hold warrants, preferred stocks and debt securities, whether or not convertible into common stock or with rights attached, if acquired as a result of in-kind dividend distributions, mergers, acquisitions or other corporate activity involving the common stocks held by the Equity Index Fund. Such investment transactions and securities holdings may result in positive or negative tracking error.

   The Equity Index Fund may purchase or sell futures contracts on stocks indexes for hedging purposes and in order to achieve a fully invested position while maintaining sufficient liquidity to meet possible net redemptions.

The effectiveness of a strategy of investing in stock index futures contracts will depend upon the continued availability of futures contracts based on the S&P 500 or which tend to move together with stocks included in the S&P 500. The Equity Index Fund would not enter into futures contacts on stock indexes for speculative purposes.

   The Equity Index Fund may invest up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts ("ADRs")). The Equity Index Fund may invest up to 15% of its net assets in securities which are illiquid.

   Because of its policy of tracking the S&P 500, the Equity Index Fund is not managed according to traditional methods of active investment management, which involve the buying and selling of securities based upon investment analysis of economic, financial and market factors. Consequently, the projected adverse financial performance of a company normally would not result in the sale of the company's stock and projected superior financial performance by a company normally would not lead to an increase in the holdings of the company. From time to time, the Sub-Adviser may make adjustments in the portfolio because of cash flows, mergers, changes in the composition of the S&P 500 and other similar reasons.

   Standard & Poor's Corporation is not in any way affiliated with the Equity Index Fund or the Trust. "Standard & Poor's," "Standard & Poor's 500, "S&P 500" and "500" are registered trademarks of Standard & Poor's Corporation.



Select Investment Grade Income Fund

   The debt securities in which the Fund may invest are considered "investment grade" in that they generally are suitable for purchase by prudent investors. However, the lowest category of investment grade securities (rated Baa by Moody's or BBB by S&P) may have speculative characteristics, such that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case of debt securities with higher ratings. If the rating of a security falls below investment grade, or an unrated security is deemed to have fallen below investment grade, Opus Investment Management, Inc. ("Opus"), as the Fund's Sub-Adviser, analyzes relevant economic and market data in making a determination of whether to retain or dispose of the investment. The performance of the securities in the portfolio is monitored continuously, and they are purchased and sold as conditions warrant and permit.

   The Fund may invest up to 15% of its net assets in securities which are illiquid.

   Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

Government Bond Fund

   The Government Bond Fund will invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and options and futures thereon, as described in the Prospectus. Some U.S. Government securities are backed by the full faith and credit of the United States. Other U.S. Government securities are supported by (i) the right of the issuer to borrow from the U.S. Treasury, (ii) discretionary authority of the U.S. Government to purchase the obligations of the agency or instrumentality, or
(iii) only the credit of the instrumentality itself. No assurances can be given that the U.S. Government would provide financial support to the U.S. Government sponsored instrumentalities if it is not obligated to do so by law. The securities in which the Government Bond Fund may invest include, but are not limited to, U.S. Treasury bills, notes and bonds and obligations of the following: Banks for Cooperatives, the Commodity Credit Corporation, the Federal Deposit Insurance Corporation, Federal Farm Credit Banks, the Federal Financing Bank, Federal National Mortgage

Association, the General Insurance Fund, Government National Mortgage Association, Government Services Administration (GSA Public Building Trust Participation Certificates), the Production Credit Association, the Student Loan Marketing Association, the Tennessee Valley Authority and the U.S. Postal Service.

   The Government Bond Fund may invest in mortgage-backed securities (including pass-through securities) and participation certificates) of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae").

   Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. The mortgage loans are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. After approval of the pool by Ginnie Mae, certificates in the pool are offered to investors by securities dealers. Once the pool has been approved by Ginnie Mae, the timely payment of interest and principal on the certificates is guaranteed by the full faith and credit of the U.S. Government. The certificates are "pass through" securities because a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the Fund.

   Freddie Mac, a corporate instrumentality of the U.S. Government created by Congress to increase the availability of mortgage credit for residential housing, issues participation certificates representing undivided interests in Freddie Mac's mortgage portfolio. While Freddie Mac guarantees the timely payment of interest and ultimate collection of the principal of its participation certificates, the participation certificates are not backed by the full faith and credit of the U.S. Government. The "pass-through" characteristics of Freddie Mac participation certificates are similar to Ginnie Mae certificates, but Freddie Mac certificates differ from Ginnie Mae certificates in that Freddie Mac mortgages are primarily conventional residential mortgages rather than mortgages issued or guaranteed by a federal agency or instrumentality.

   Fannie Mae is a federally chartered corporation owned by private stockholders. Fannie Mae purchases both conventional and federally insured or guaranteed residential mortgages from various entities, and packages pools of such mortgages in the form of pass-through certificates. Fannie Mae guarantees the timely payment of principal and interest. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations, but the certificates are not backed by the full faith and credit of the U.S. Government.

   The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages, which may affect their effective yield. When the Government Bond Fund receives the monthly "pass-through" payments (which may include unscheduled prepayments of principal) it may be able to invest the payments only at a lower rate of interest. During periods of declining interest rates, such securities therefore may be less effective as a means of "locking in" attractive long-term interest rates and may have less potential for appreciation than conventional bonds with comparable stated maturities.

   The Fund may enter into repurchase agreements and, from time to time, may have temporary investments in short-term debt obligations (including certificates of deposit, bankers acceptances and commercial paper) pending the making of other investments or for liquidity purposes.

   The Fund may invest up to 15% of its net assets in securities which are illiquid.

   Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

   U.S. Government securities may be purchased or sold without regard to the length of time they have been held to attempt to take advantage of short-term differentials in yields, with the objective of seeking income while conserving capital. While short-term trading increases portfolio turnover, the Government Bond Fund incurs little or no brokerage costs for U.S. Government securities.

Money Market Fund

   The Fund may invest in dollar-denominated obligations of foreign branches of U.S. banks ("Euro dollars") and U.S. branches of foreign banks (if such U.S. branches are subject to state banking requirements and Federal reserve reporting requirements) which at the date of the investment have deposits of at least $1 billion as of their most recently published financial statements.

   The Money Market Fund will not purchase any security unless (i) the security has received the highest or second highest quality rating by at least two NRSROs or by one NRSRO if only one has rated the security, or (ii) the security is unrated and in the opinion of Opus, as Sub-Adviser to the Fund, in accordance with guidelines adopted by the Trustees, is of a quality comparable to one of the two highest ratings of an NRSRO. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

Investment Restrictions and Policies

   The following is a description of certain restrictions on investments of the Funds (in addition to those described in the Prospectus). The investment restrictions numbered 1 through 9 are fundamental and may not be changed without the approval of a majority in interest of the shareholders of that Fund. The other investment restrictions are not deemed fundamental and may be changed by the Trustees without shareholder approval. The following investment restrictions apply to each Fund, except as noted:

      1. The Fund will not issue "senior securities" as defined in Section 18
   (g) of the Investment Company Act of 1940 ("1940 Act").

      2. The Fund will not borrow money, except in accordance with the provisions of the 1940 Act and for temporary purposes when the aggregate amount borrowed does not exceed 331/3% of the value of the Fund's total assets at the time such borrowing is made. In general, a borrowing shall be regarded as being for temporary purposes if it is repaid within 60 days and is not extended or renewed.

      3. The Fund will not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      4. The Fund will not buy or sell real estate or interest in real estate, although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate.

      5. The Fund will not engage in the purchase and sale of physical commodities or contracts relating to physical commodities.

      6. The Fund may make loans to other persons only through repurchase agreements and securities lending. For purposes of this paragraph, the purchase of an issue of publicly distributed bonds, debentures, or other debt securities, whether or not the purchase was made upon the original issue of the securities, is not to be considered the making of a loan by the Fund.

      7. The Fund will not purchase securities on margin but may obtain such short-term credits as are necessary for clearance transactions, and (except for the Money Market Fund) may make margin payments in connection with financial futures (including securities index futures) contracts, options on such futures contracts, futures contracts on foreign currencies and related options. The Fund will not participate, except to the extent permitted by applicable law and any applicable exemptive orders issued by the Securities and Exchange Commission, on a joint or joint and several basis in any trading account in securities, nor will the Fund effect a short sale of securities.

      *8. No Fund will concentrate its investments in particular industries, including debt obligations of supranational entities and foreign governments, but a Fund may invest up to 25% of the value of its total assets in a particular industry. The restriction does not apply to investments in obligations issued or guaranteed by the United States of America, its agencies or instrumentalities, or to investments by the Money Market Fund in securities issued or guaranteed by domestic branches of U.S. banks.

      *9. As to 75% of the value of its total assets (100% for the Money Market
   Fund), no Fund will invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities issued by or guaranteed as to principal or interest by the United States Government or any agency or instrumentality thereof) or acquire more than 10% of the voting securities of any issuer. The remaining 25% of assets (other than for the Money Market Fund) may be invested in the securities of one or more issuers without regard to such limitations.

      10. The Fund does not intend to invest in companies for the purpose of exercising control or management.

      11. The Fund may invest in the securities of one or more other investment companies, subject to the provisions of the 1940 Act, as amended, any other applicable laws or regulations and any applicable exemptive orders issued by the Securities and Exchange Commission.

      12. The Fund (except the Money Market Fund) may engage in transactions in financial futures contracts and related options. The Money Market Fund will not engage in transactions in financial futures or related options.
--------
* These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Fund will not be required to reduce the amount of its holdings in such investments.


   The Select International Equity Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund and Government Bond Fund have adopted a non-fundamental investment policy that states the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes), under normal circumstances, in a manner consistent with its name. These policies are described in the Prospectus of each Fund. In addition, each such Fund has adopted a policy that it will notify its shareholders at least 60 days before a change in the applicable policy. Any notice required to be given in connection with a change in a Fund's non-fundamental investment policy will be given in accordance with Rule 35d-1 of the 1940 Act, as applicable, and as such Rule is interpreted from time to time.


Investment Strategies and Techniques

   In managing its portfolios of investments, the Trust may make use of the following investment strategies and techniques:

  Securities Lending

   Each Fund may loan its portfolio securities to broker-dealers pursuant to agreements requiring that the loans be continuously secured by cash, cash equivalents or securities issued or guaranteed by the United States government or its agencies, or any combination of cash, cash equivalents and such securities as collateral equal at all times to at least 102% of the market value of the securities loaned. Such loans are not made if, as a result, the aggregate of all outstanding loans would exceed 33 1/3% of the value of the Fund's total assets taken at current value. The Fund continues to receive interest or dividends on the securities loaned, and simultaneously earns interest on the investment of the loan collateral in U.S. Treasury securities, certificates of deposit or other high-grade, short-term obligations or interest- bearing cash equivalents or receives a fee from the borrower. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to firms deemed by the Fund's investment manager, to be of good standing, and when, in the judgment of the investment manager the consideration which can be earned currently from such securities loans justifies the attendant risk.

  Foreign Securities

   Each Fund except the Government Bond Fund may purchase foreign securities. The Money Market Fund may invest only in U.S. dollar denominated foreign securities. Accordingly, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund, depending on the extent of the Fund's foreign investments. Securities of foreign issuers, particularly non-governmental issuers, involve risks which are not associated ordinarily with investing in domestic issuers. These risks include changes in currency exchange rates and currency exchange control regulations. In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States, including the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign markets, the possibility of expropriation, the possibility of heavy taxation, the impact of political, social or diplomatic developments, limitations on the removal of funds or other assets of a Fund, difficulties in evoking legal process abroad and enforcing contractual obligations, and the difficulty of assessing economic trends in foreign countries. Some foreign securities exchanges may not be as developed or efficient as those in the United States and securities traded on foreign securities exchanges generally are subject to greater price volatility. There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation and limitations on the removal of funds or other assets.

   Investments in emerging countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In addition, securities of issuers located in emerging countries may have limited marketability and may be subject to more abrupt or erratic price fluctuations. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets. Emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by the countries with which they trade. In certain markets there have been times when settlements of securities transactions have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.


   The Funds may buy or sell foreign currencies, options on foreign currencies and foreign currency futures contracts and options thereon and, in addition, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may invest in foreign currency forward contracts. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain which might result should the value of the currency increase. Such instruments will be used primarily to protect a Fund from adverse currency movements; however, they also involve the risk that anticipated currency movements will not be accurately predicted, thus adversely affecting a Fund's total return. See "Financial Futures Contracts and Related Options" and "Forward Contracts on Foreign Currencies."


   The Funds' investments may include ADRs. For many foreign securities, there are U.S. dollar-denominated ADRs which are traded in the United States on exchanges or over the counter. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. An ADR may be sponsored by the issuer of the underlying foreign security, or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. Each Fund may invest in both sponsored and unsponsored ADRs. The Select International Equity Fund and the Select Capital Appreciation Fund also may utilize European Depositary Receipts, which are designed for use in European securities markets, and also may invest in Global Depositary Receipts. ADRs and other similar receipts are not subject to a Fund's limitation on foreign securities, if any.


   Obligations in which the Select Investment Grade Income Fund and Government Bond Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future. A Fund may not invest more than 25% of its assets in debt obligations of supranational entities.


   Certain state insurance regulations may impose additional restrictions on a Fund's holdings of foreign securities.

  Forward Commitments


   The Select Capital Appreciation Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Funds do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds generally will enter into forward commitments with the intention of acquiring securities for their portfolios, they may dispose of a commitment prior to settlement if the relevant Sub-Adviser deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward commitments. The Sub-Advisers will monitor the creditworthiness of the parties to such forward commitments.


  When-Issued Securities

   Each Fund from time to time may purchase securities on a "when-issued" basis or delayed delivery basis. Debt securities and municipal obligations often are issued on this basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. During the period between purchase and settlement, typically no payment is made by a Fund and no interest accrues to the Fund. The market value of when-issued securities may be more or less than the purchase price payable at settlement date. Purchase of when-issued securities involves the risk that yields available in the market when delivery occurs may be higher than those available when the when-issued order is placed resulting in a decline in the market value of the security. There is also the risk that under some circumstances the purchase of when-issued securities may act to leverage the Fund. The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid securities at least equal to commitments for when-issued securities.

Repurchase Agreements and Reverse Repurchase Agreements

   Each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund may purchase only instruments in which the Fund is authorized to invest (except, in the case of the Money Market Fund, that such instruments may have remaining maturities in excess of one year), with an agreement that the seller will repurchase the obligation at an agreed upon price and date. Normally, the instruments that are subject to repurchase agreements are obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or high grade corporate debt securities. The repurchase price reflects an agreed-upon interest rate which is unrelated to the coupon rate on the purchased obligation. Repurchase agreements usually are for short periods, such as under one week, but may be as long as thirty days or more. No repurchase agreement will be effected if, as a result, more than 30% of a Fund's total assets taken at current value will be invested in repurchase agreements, except that the Money Market Fund may invest up to 100% of its total assets in repurchase agreements. No more than 15% (10% for the Money Market Fund) of a Fund's total assets taken at current value will be invested in repurchase agreements extending for more than seven days and in other securities which are not readily marketable.

   If a seller defaults upon the obligation to repurchase, the Funds may incur a loss if the value of the purchased obligation (collateral) declines, and may incur disposition costs in liquidating the collateral. If bankruptcy proceedings are commenced with respect to a seller, realization upon the collateral by the Funds may be delayed or limited. The seller is required to maintain the value of such instruments at not less than the repurchase price (including accrued interest).

   Prior to entering into a repurchase agreement, the Fund's Sub-Adviser evaluates the creditworthiness of entities with which the Fund proposes to enter into the repurchase agreement. Repurchase agreement guidelines have been established for use by the Funds' Manager and Sub-Advisers.

   The Select Capital Appreciation Fund also may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and at a future date. Reverse repurchase agreement transactions can be considered a form of borrowing by the Fund. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as treasury bills and notes. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the reverse repurchase agreement. The Select Capital Appreciation Fund will enter into reverse repurchase agreements only with parties that its Sub-Adviser deems creditworthy.

Writing Covered Options

   Each Fund other than the Money Market Fund may write call options and put options on securities which the Fund owns as its Sub-Adviser shall determine to be appropriate and to the extent permitted by applicable law. A call option gives the purchaser of the option the right to buy and a writer the obligation to sell the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A premium is paid to the writer as the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

   As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as the Fund remains obligated as the writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit, and retains the risk of loss should the value of the security decline. The Fund also may enter into "closing purchase transactions" in order to terminate its obligation as the writer of a call option prior to the expiration of the option. There is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price.

   The writer of a put option is obligated to purchase specified securities from the option holder at a specified price at any time before the expiration date of the option. The purpose of writing such options is to generate additional income for the Fund, but the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

   Option transactions may increase a Fund's transaction costs and may increase the portfolio turnover rate, depending on how many options written by the Fund are exercised in a particular year.

Purchasing Options

   Each Fund other than the Money Market Fund may purchase put and call options to the extent permitted by applicable law. A Fund will not purchase put or call options if after such purchase more than 5% of its net assets, as measured by the aggregate of the premiums paid for all such options held by the Fund, would be so invested. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on exchange traded options purchased by the Fund.

   A Fund normally would purchase call options in anticipation of an increase in the market value of securities. The purchase of a call option entitles the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. If the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs during the option period, the Fund would ordinarily realize a gain, if not, the Fund would realize a loss.

   A Fund normally would purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. Gains or losses on the purchase of put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. A Fund ordinarily would realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize a loss on the purchase of the put option.

   There is no assurance that a liquid secondary market on an options exchange will exist for a particular option or at a particular time. The hours of trading for options on options exchanges may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. In addition, the purchase of options is a highly specialized activity which depends in part on the Sub-Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets. A Fund pays brokerage commission or spread in connection with its options transactions as well as for purchases and sales of the underlying securities.

Financial Futures Contracts and Related Options

   Each Fund (other than the Money Market Fund) may invest in transactions in financial futures contracts and related options for hedging purposes. In addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Income Fund may utilize futures contracts on foreign currencies and related options. Through certain hedging activities involving such futures contracts and related options, it is possible to reduce the effects of fluctuations in interest rates and the market prices of securities which may be quite volatile. Hedging is a means of transferring a risk which an investor does not desire to assume during an uncertain interest rate or securities market environment to another investor who is willing to assume that risk.


   The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may buy put options on the foreign currency. If the value of the currency declines, the Funds will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

   Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund and may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund could sustain losses on transactions in foreign currency options that would require such Funds to forgo a portion or all of the benefits of advantageous changes in those rates.



   The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Funds could write a call option on the relevant currency instead of purchasing a put option. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.



   Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Funds to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Funds would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.



   The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Funds is "covered" if the Funds own the underlying foreign currency covered by the call or have an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in their portfolios. A call option also is covered if the Funds have a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Funds in cash or other liquid assets in a segregated account with the Funds' custodian.



   The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security that the Funds own or have the right to acquire and that is denominated in the currency underlying the option. In such circumstances, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may invest without limitation in foreign currency options.


Futures Transactions--General

   A futures contract on a security is a standardized agreement under which each party is entitled and obligated either to make or to accept delivery, at a particular time, of securities having a specified face value and rate of return on foreign currencies. Currently, futures contracts are available on debt and equity securities and on certain foreign currencies.

   Futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). A futures contract on an individual security may be deemed to be a commodities contract. A Fund engaging in a futures transaction initially will be required to deposit and maintain with its Custodian, in the name of its brokers, an amount of cash or U.S. Treasury bills equal to a small percentage (generally less than 5%) of the contract amount to guarantee performance of its obligations. This amount is known as "initial margin." Margin in a futures transaction is different from margin in a securities transaction, in that financial futures initial margin does not involve the borrowing of funds to finance the transactions. Unlike securities margin, initial margin in a futures transaction is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the financial future, assuming all contractual obligations have been satisfied. As the price of the underlying security fluctuates, making the position in the financial futures more or less valuable, subsequent payments called "maintenance margin" or "variation margin" are made to and from the broker on a daily basis. This process is called "marking to market."

   The purchase and sale of financial futures is for the purpose of hedging against changes in securities prices or interest rates. Hedging transaction serve as a substitute for transactions in the underlying securities and can effectively reduce investment risk. When prices are expected to rise, a fund, through the purchase of futures contracts, can attempt to secure better prices than might be later available in the stock market when it anticipates effecting purchases. Similarly, when interest rates are expected to increase, a fund can seek to offset a decline in the value of its debt securities through the sale of futures contracts.

Options on Financial Futures

   The Funds other than the Money Market Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging the Fund's portfolio against the risk of declining prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Fund is not invested fully. Depending on the pricing of the option compared with either the futures contract upon which it is based or upon the price of the underlying securities, the option may or may not be less risky than ownership of the futures contract or underlying securities.

   The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the securities or currencies which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holding of securities or currencies.

   The writing of a put option on a futures contract is analogous to the purchase of a futures contract. If the option is exercised, the net cost to the Fund of the securities or currencies acquired by it will be reduced by the amount of the option premium received. If, however, market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the securities or currencies might be purchased in the cash market.

Limitations on Purchase and Sale of Futures and Related Options

   A Fund generally will engage in transactions in futures contracts or related options only as a hedge against changes in the values of securities or currencies held in a Fund's portfolio or which it intends to purchase, or to a limited extent to engage in non-hedging strategies. A Fund may not purchase or sell a futures contract for non-hedging purposes if immediately thereafter the sum of the amount of margin deposits and amount of variation margins paid from time to time on the Fund's existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The reasons a Fund may engage in non-hedging strategies include: to seek to enhance return and to adjust efficiently the Fund's overall exposure to certain markets. In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts and related options (less any related margin deposits), will be deposited in a segregated account with its custodian in the name of the broker to collateralize the position, and thereby insure that the use of such futures contracts and options is unleveraged.

   In implementing a Fund's overall risk management strategy, it is possible that its Sub-Adviser will choose not to engage in any futures transactions or that appropriate futures contracts or related options may not be available. A Fund will engage in futures transactions only for appropriate hedging, risk management or non-hedging purposes. A Fund will not enter into any particular futures transaction unless its Sub-Adviser determines that the particular transaction demonstrates an appropriate correlation with the Fund's investment objectives and portfolio securities.

Risk of Transactions in Futures

   The sale and purchase of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. There are several risks in connection with the use of financial futures by a Fund as a hedging device.

   Successful use of financial futures by a Fund is subject to its Sub-Adviser's ability to predict movements in the direction of interest rates or securities prices and to assess other factors affecting markets for securities. For example, a Fund may hedge against the possibility of an increase in interest rates which would affect adversely the prices of debt securities held in its portfolio. If prices of the debt securities increase instead, the Fund may lose part or all of the benefit of the increased value of the hedged debt securities because it may have offsetting losses in the futures positions. In addition, in this situation, if the Fund has insufficient cash, it may have to sell securities to meet the daily maintenance margin requirements. These sales may be, but will not necessarily be, at increased prices to reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

   Another risk arises because of the imperfect correlation between movements in the price of the financial future and movements in the price of the securities or currencies which are the subject of the hedge. First of all, the hours of trading for futures contracts may not conform to the hours during which the underlying assets are traded. To the extent that the futures markets close before the markets for the underlying assets, significant price and rate movements can take place in the underlying asset's market that cannot be reflected in the futures markets. But even during identical trading hours, the price of the future may move more than or less than the price of the assets being hedged. While a hedge will not be fully effective if the price of the future moves less that the price of the hedged assets, if the price of the hedged assets has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. On the other hand, if the price of the hedged assets has moved in a favorable direction, this advantage may be offset partially by the price movement of the futures contract. If the price of the futures moves more than the price of the asset, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the prices of the assets which are the subject of the hedge.

   In addition to the possibility that there may be an imperfect correlation at all, between movements in the futures and the portion of the portfolio being hedged, the market prices of the futures may be affected by certain other factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures through offsetting transaction, which could distort the normal relationship between securities or currencies and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price or currency distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the prices of securities or currencies and movements in the prices of futures, a correct forecast of interest rate trends or market price movements by the Sub-Adviser still may not result in a successful hedging transaction over a short time frame.

   Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. Thus, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. However, in the event futures have been used to hedge portfolio positions, such underlying assets will not be sold until the futures can be terminated. In such circumstances, an increase in the price of the underlying assets, if any, may offset partially or completely losses on the future.

Risks of Transactions In Options on Futures

   There are several special risks relating to options on futures. First, the ability to establish and close out positions in options is subject to the maintenance of a liquid secondary market. A Fund will not purchase options on futures on any exchange or board of trade unless, in the opinion of its Sub-Adviser, the market for such options is developed sufficiently so that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions. Compared with the purchase or sale of futures, the purchase of call or put options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on futures would result in a loss to the Fund when the purchase or sale of a future would not, such as when there is no movement in the price of the underlying securities. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts, as described above under "Risks of Transactions in Futures."

   An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same series. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. It might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of financial futures pursuant to the exercise of put options.

   Because of the risks and the transaction costs associated with hedging activities, there can be no assurance that a Fund's portfolio will perform as well as or better than a comparable fund that does not invest in futures contracts or related options.

Forward Contracts on Foreign Currencies


   A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts which are standardized contracts, forward contracts can be drawn specifically to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. The following discussion summarizes the Select Capital Appreciation Fund's, Select International Equity Fund's and Select Growth Fund's principal uses of forward currency exchange contracts ("forward currency contracts"). The Funds may enter into a forward currency contract with the stated contract value of up to the value of the Funds' assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities they have agreed to buy or sell ("transaction hedge"). The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund also may hedge some or all of their investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of their portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Funds also may enter into a forward currency contract with respect to a currency where the Funds are considering the purchase or sale of investments denominated in that currency but have not yet selected the specific investments ("anticipatory hedge").



   In any of these circumstances, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may enter alternatively into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if their Sub-Advisers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").



   These types of hedges minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on such Funds' foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Funds' currency exposure from one foreign currency to another removes the Funds' opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Funds if their Sub-Advisers' projections of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund than if they had not entered into such contracts.



   The Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund are not able to cover their forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of its commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered segregated assets will be equal to the amount of the Funds' commitments with respect to such contracts. As an alternative to segregating assets, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may buy call options permitting it to buy the amount of foreign currency being hedged by a forward sale contract or the Funds may buy put options permitting them to sell the amount of foreign currency subject to a forward buy contract.



   While forward contracts currently are not regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Select Capital Appreciation Fund's, Select International Equity Fund's and Select Growth Fund's ability to utilize forward contracts may be restricted. In addition, the Select Capital Appreciation Fund, Select International Equity Fund and Select Growth Fund may not always be able to enter into forward contracts at attractive prices and may be limited in their ability to use these contracts to hedge portfolio assets.


Swap and Swap-Related Products

   The Select Capital Appreciation Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

   The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

   The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or high- grade liquid assets having an aggregate net asset value at least equal to the full amount on a daily basis of its obligations with respect to any caps or floors.

   There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets to the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rates swaps is limited to the net amount of the payments that the Fund is obligated contractually to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments

   Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the- counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements therefore could continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

   Options on foreign currencies traded on exchanges are within the jurisdiction of the SEC, as other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an exchange are cleared and guaranteed by the Office of the Comptroller of the Currency ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

   The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises or would result in undue burdens on the OCC or its clearing member, may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery, the fixing of dollar settlement prices or prohibitions on exercise.

   In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements from those in the United States and (v) low trading volume.

Exchange Traded Funds (ETF's)


   These are a type of investment company whose securities are offered on an exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Growth Fund, Core Equity Fund and Equity Index Fund may invest in ETF's to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of certain of the ETF's underlying securities. The risks of investing in an ETF generally reflect the risks of owning securities on the index the ETF is designed to track, although any lack of liquidity associated with an investment in an ETF could result in greater volatility in the ETF securities. Additionally, ETF securities are subject to management fees, which means the cost of an investment in an ETF may be higher than if the Fund had purchased the underlying securities directly. The Separate Accounts and the Funds will be required to treat an investment in an ETF as the security of a single issuer for the purposes of the diversification standards the Separate Accounts and each Fund must satisfy to qualify for favorable tax treatment available to holders of variable annuity and variable life contracts. For additional details, please see "Taxation of the Funds of the Trust."

Restricted Securities

   Each Fund may invest up to 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid) unless the Board of Trustees determines that such restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to Allmerica Financial Investment Management Services, Inc. (the "Manager" or "AFIMS") the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be responsible ultimately for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board will monitor carefully a Fund's investments in securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Because market quotations are less readily available, judgment at times may play a greater role in valuing these securities than in the case of unrestricted securities.

Investments in Money Market Securities

   Each Fund may hold at least a portion of its assets in cash equivalents or money market instruments. There is always the risk that the issuer of a money market instrument may be unable to make payment upon maturity. The Money Market Fund may hold uninvested cash reserves pending investment during temporary, defensive periods or if, in the opinion of the Sub-Adviser, suitable securities are not available for investment. Securities in which the Money Market Fund may invest may not earn as high a level of current income as long-term, lower quality securities which, however, generally have less liquidity, greater market risk and more fluctuation in market value.

High Yield Securities


   Corporate debt securities purchased by the Select Capital Appreciation Fund and Select Growth Fund will be rated at the time of purchase B or better by Moody's or S&P, or equivalently rated by another NRSRO, or unrated but believed by the relevant Sub-Adviser to be of comparable quality under the guidelines established for the Funds. The Select Growth Fund may not invest more than 15% of its assets and the Select Capital Appreciation Fund may not invest more than 5% of its assets at the time of investment in securities rated below Baa by Moody's or BBB by S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality. Securities rated B by Moody's or S&P (or equivalently by another NRSRO) are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal and will generally involve more credit risk than securities in the higher rating categories.



   Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities, commonly known as "high yield" securities or "junk bonds," and of the asset value of the Select Capital Appreciation Fund and Select Growth Fund. Many issuers of high yield corporate debt securities are leveraged substantially at times, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress.


   The lack of a liquid secondary market in certain lower-rated securities may have an adverse impact on their market price and the ability of a Fund to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the credit-worthiness of the issuer. In addition, a less liquid market may interfere with the ability of a Fund to value accurately high yield securities and, consequently, value a Fund's assets. Furthermore, adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. It is reasonable to expect any recession to disrupt severely the market for high yield fixed-income securities, have an adverse impact on the value of such securities and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


   The Funds also may invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments generally is rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Sub-Adviser may treat such securities as unrated debt. Unrated debt securities and securities with different ratings from more than one agency will be included in the 15% and 25% limits of the Funds as stated above, unless such Fund's Sub-Adviser deems such securities to be the equivalent of investment grade securities.


Asset-Backed Securities


   The Core Equity Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, frequently a pool of assets similar to one another. Assets generating such payments include instruments such as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed for certain amounts and time periods by a letter of credit issued by a financial institution unaffiliated with the issuer of the securities. The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. Under certain interest rate and prepayment rate scenarios, the Funds may fail to recoup fully their investment in asset-backed securities. A Fund will not invest more than 20% of its total assets in asset- backed securities.


Mortgage-Backed Securities


   The Select Investment Grade Income Fund and Government Bond Fund may invest in mortgage-backed securities which are debt obligations secured by real estate loans and pools of loans on single family homes, multi-family homes, mobile homes and, in some cases, commercial properties. The Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency such as Ginnie Mae, Fannie Mae and Freddie Mac.


   Mortgage-backed securities are in most cases "pass-through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yields of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages that underlie securities purchased at a premium could result in losses.

   The Funds also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae, including guaranteed collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates, when consistent with the Funds' investment objective, policies and limitations. A CMO is a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payment on underlying collateral to different series or classes of obligations. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

   CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac and Ginnie Mae are types of multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds currently do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

   Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are available otherwise.

   For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

   Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes). This Ginnie Mae guarantee is backed by the full faith and credit of the United States.

   REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. There can be no assurance that the U.S. Government will continue to provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae in the future.

Stripped Mortgage-Backed Securities


   The Select Investment Grade Income Fund and Government Bond Fund may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.


   SMBS usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayment on the related underlying mortgage assets), and a rapid rate of principal payments may have a material, adverse effect on a portfolio yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup fully their initial investment in these securities even if the security is in one of the highest rating categories. Certain SMBS may be deemed "illiquid" and subject to the Funds' limitations on investment in illiquid securities. The market value of the PO class generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets generally are higher than prevailing market yields in other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be recouped fully. The Sub-Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

Interest-Only and Principal-Only Treasury Securities


   The Government Bond Fund may invest in separately-traded principal and interest components of U.S. Treasury securities. Treasury securities are high-quality securities issued or guaranteed by the U.S. Government and backed by the full faith and credit of the U.S. Treasury. Treasury securities include Treasury bills, notes and bonds, which may differ only in their interest rates, maturities and times of issuance. The yield to maturity on an interest-only Treasury security is extremely sensitive to the rate of principal payments, and a rapid rate of principal payments may have a material, adverse effect on the portfolio's yield to maturity from these securities. The market value of principal-only Treasury securities is unusually volatile in response to changes in interest rates.


Municipal Securities


   The Money Market Fund may invest in municipal bonds. Municipal securities are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. In addition, the interest on private activity bonds issued after August 7, 1986 is subject to the federal alternative minimum tax.


   Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

Hedging Techniques and Investment Practices


   The Select Capital Appreciation Fund and Select International Equity Fund may employ certain strategies in order to manage exchange rate risks. For example, the Funds may hedge some or all of their investments denominated in a foreign currency against a decline in the value of that currency. The Funds may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options on futures contracts with respect to such currency ("position hedge"). The Funds also could hedge that position by selling a second currency that is expected to perform similarly to the currency in which portfolio investments are denominated for U.S. dollars ("proxy hedge"). The Funds also may enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if their Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge"). As an operational policy, the Funds will not commit more than 10% of their assets to the consummation of cross-hedge contracts and either will cover currency hedging transactions with liquid portfolio securities denominated in or whose value is tied to the applicable currency or segregate liquid assets in the amount of such commitments. In addition, when the Funds anticipate repurchasing securities denominated in a particular currency, the Funds may enter into a forward contract to purchase such currency in exchange for the dollar or another currency ("anticipatory hedge").

   These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may have an adverse impact on a Fund's performance if its Sub-Adviser's projection of future exchange rates is inaccurate.

Stand-By Commitments


   The Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into Stand-by Commitments. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified securities at a specified price. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.


   Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment.

   Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

   The Fund will enter into stand-by commitments only with banks and broker-dealers which present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

   The Fund will acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the Fund's net asset value.

Portfolio Turnover

   The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities by the Fund for a given year by the monthly average of the value of the Fund's portfolios securities for that year. The purchase or sale of all securities whose maturities or expiration dates at the time of acquisition are less than 12 months and of money market funds or amounts too small to invest in short-term obligations are not included in the portfolio turnover rate.

   A higher portfolio turnover rate may involve corresponding greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. Following the table are explanations of any significant variations in the Funds' portfolio turnover rates over the two most recently completed fiscal years or any anticipated variation in the portfolio turnover rate.


    Fund                                December 31, 2002 December 31, 2001
    ----                                ----------------- -----------------
    Select Capital Appreciation Fund...         41%               44%
    Select Value Opportunity Fund......         94%               97%
    Select International Equity Fund...         14%               26%*
    Select Growth Fund.................        125%               91%**
    Core Equity Fund...................        115%              134%
    Equity Index Fund..................         10%               21%***
    Select Investment Grade Income Fund        130%              114%
    Government Bond Fund...............         79%              190%****
    Money Market Fund..................        N/A               N/A

--------

* The turnover ratio decreased in 2002 compared to 2001 due to reduced trading in a bear market and a commitment to existing holdings.


** The turnover ratio increased in 2002 compared to 2001 due to a repositioning of the portfolio following greater emphasis on growth stocks.


*** The turnover ratio decreased in 2002, returning to a more normalized turnover ratio.


**** The turnover ratio decreased in 2002, returning to a more normalized turnover ratio.

                            MANAGEMENT OF THE TRUST

   The Trust is managed by a Board of Trustees. The Trustees have overall responsibility for implementation of the investment policies and operations of the Funds of the Trust. The Board of Trustees of the Trust holds regular quarterly meetings and at other times on an as needed basis. The Trustees do not serve specified terms, and will serve until their resignation or removal. The affairs of the Trust are conducted in accordance with the Bylaws adopted by the Trustees and the applicable laws of the Commonwealth of Massachusetts, the state in which the Trust is organized. The following tables provide biographical information about each of the Trustees, including both the Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, and those Trustees who are not "interested persons" of the Trust.


Disinterested Trustees



                                                                                           Number of
                                                                                         Portfolios in
                                            Term of                                      Fund Complex         Other
Name, Address and     Position(s) Held Office and Length  Principal Occupation(s) During  Overseen by     Directorships
Age(1)                   with Trust     of Time Served           Past 5 Years(2)            Trustee      Held by Trustee
-----------------     ---------------- ------------------ ------------------------------ ------------- -------------------

P. Kevin Condron (57) Trustee, Member  Served Since 1998  President and Chief Executive       11       Director, Banknorth
                      of the Audit                        Officer, The Granite Group                   Group.
                      Committee and                       (wholesale plumbing and
                      Fund Operations                     heating), 1997-present.
                      Committee

Jocelyn S. Davis (49) Trustee, Member  Served Since 2001  President, Nelson Hart, LLC         11       None
                      of the Audit                        (consulting) 2002-present;
                      Committee and                       Beers & Cutler (professional
                      Fund Operations                     services), 2001-2002; Chief
                      Committee                           Financial Officer, AARP
                                                          (non-profit), 1996-2001.

Cynthia A. Hargadon   Trustee, Member  Served Since 1997  President, Hargadon                 11       Director, Wilshire
 (48)                 of the Fund                         Associates (asset                            Target Funds,
                      Operations                          management consulting),                      2001-present.
                      Committee,                          2002-present; President,
                      Investment                          Potomac Asset Mgt. Inc.,
                      Operations                          2000-2002; Director of
                      Committee and                       Investments, National
                      Governance                          Automobile Dealers
                      Committee                           Association, 1999-2000;
                                                          President, Stable Value
                                                          Investment Association
                                                          (investment trade group),
                                                          1996-1999.

T. Britton Harris, IV Trustee, Member  Served Since 2001  President, Verizon Investment       11       None
 (44)                 of the                              Management Corporation,
                      Investment                          1990-present.
                      Operations
                      Committee and
                      Governance
                      Committee

Gordon Holmes (64)    Trustee,         Served Since 1991  Instructor at Bentley College,      11       None
                      Chairman of the                     1998-present; Instructor at
                      Audit                               Boston University, 1997-
                      Committee and                       1998; Certified Public
                      Member of the                       Accountant; Retired Partner,
                      Fund Operations                     Tofias, Fleishman, Shapiro &
                      Committee                           Co., P.C. (Accountants).

                                                                                            Number of
                                                                                          Portfolios in
                                              Term of                                     Fund Complex         Other
Name, Address and      Position(s) Held  Office and Length Principal Occupation(s) During  Overseen by     Directorships
Age(1)                    with Trust      of Time Served          Past 5 Years(2)            Trustee      Held by Trustee
-----------------     -----------------  ----------------- ------------------------------ ------------- ------------------

Attiat F. Ott (67)    Trustee, Chairman  Served Since      Professor of Economics and          11       None
                      of the Fund        1982              Director of the Institute for
                      Operations                           Economic Studies, Clark
                      Committee and                        University.
                      Member of the
                      Audit Committee

Ranne P. Warner (58)  Trustee, Chairman  Served Since      President, Centros Properties,      11       Director, Wainwright
                      of the Governance  1991              USA; Owner, Ranne P.                         Bank & Trust Co.
                      Committee,                           Warner and Company;                          (commercial bank).
                      Member of the                        Blackstone Exchange LLC
                      Fund Operations                      (real estate) 2001-present.
                      Committee and
                      Investment
                      Operations
                      Committee

                                           Interested Trustees, Officers

*Mark A. Hug (45)     Trustee, Member    Served Since      President and CEO, First            11       None
                      of the Investment  2003              Allmerica Financial Life
                      Operations                           Insurance Company ("First
                      Committee                            Allmerica") and Allmerica
                                                           Financial Life Insurance and
                                                           Annuity Company
                                                           ("Allmerica Financial Life");
                                                           Senior Vice President,
                                                           Equitable Life (product and
                                                           marketing) to 1999.

Paul T. Kane (46)     Assistant Vice     1 Year Term       Assistant Vice President,           N/A      None
                      President and      Served Since      First Allmerica Financial
                      Treasurer          1999              since June 1999, Vice
                      (Principal                           President/Treasurer of Tax &
                      Accounting and                       Financial Services, BISYS
                      Principal                            Fund Services, 1997 - 1999;
                      Financial Officer)                   Director of Shareholder
                                                           Reporting, Fidelity
                                                           Investments, 1992 - 1997

*John P. Kavanaugh    Chairman, Trustee  1 Year Term       President, Allmerica Asset          11       None
 (48) (1)             and President,     Served Since      Management, Inc. ("AAM");
                      Chairman of the    1995              Vice President, Director,
                      Investment                           Chief Investment Officer,
                      Operations                           First Allmerica and
                      Committee                            Allmerica Financial Life.

George M. Boyd (58)   Secretary          1 Year Term       Counsel, First Allmerica            N/A      None
                                         Served Since
                                         1997

Donald P. Wayman (45) Vice President     1 Year Term       Allmerica Financial Services -      N/A      None
                                         Served Since      Retirement Services through
                                         2003              2000; Allmerica Stable Value
                                                           Investments, 2000-2003; Allmerica
                                                           Investment Advisory Services
                                                           2003-present.

--------
* Messrs. Hug and Kavanaugh are "interested persons", as defined in the Investment Company Act of 1940 as amended, of the Trust and of Allmerica Financial Corporation ("AFC") because of their affiliations with AFC.
(1) The individuals listed hold the same positions with Allmerica Securities Trust, a closed-end management investment company which is a part of the Trust complex that includes the Trust.

   The Trust's Fund Operations Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently, Dr. Ott (Chairperson), Mr. Condron, Ms. Davis, Ms. Hargadon, Mr. Harris, Mr. Holmes and Ms. Warner comprise the Committee. The Committee separately reviews and makes recommendations to the Trustees on a variety of matters, including the various contractual arrangements between the Trust and its investment adviser and shareholder servicing agent, proposals to continue or modify the terms of such agreements, and certain matters where there may be a possible conflict of interest between the interests of the Trust and AFC or its affiliates. During the fiscal year ended December 31, 2002, the Committee had two (2) meeting relating to the Trust.

   The Trust's Audit Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently, Mr. Holmes (Chairperson), Mr. Condron, Ms. Davis and Dr. Ott comprise the Committee. This Committee reviews and evaluates the audit function, including recommending to the Board the independent accountants to be selected for the Trust, reviewing all auditing procedures and arrangements and reviewing qualifications of key personnel performing audit work. During the fiscal year ended December 31, 2002 the Committee had five (5) meetings relating to the Trust.

   The Trust's Investment Operations Committee is composed of three Trustees who are not interested persons of the Trust, AFC or its affiliates; two Trustees who are interested persons and one non-Trustee participant. Currently, Mr. Kavanaugh (Chairperson), Ms. Hargadon, Mr. Harris, Mr. Hug and Ms. Warner are the Trustees who serve on the Committee. The non-Trustee participant is Donald F. Speakman. The Committee monitors investment adviser performance and analyzes Fund data. During the fiscal year ended December 31, 2002, the Committee had five (5) meetings relating to the Trust.

   The Trust's Governance Committee is composed entirely of Trustees who are not interested persons of the Trust, AFC or its affiliates. Currently Ms. Warner (Chairperson), Ms. Hargadon and Mr. Harris comprise the Committee. The Committee is charged with the duties of reviewing the composition and compensation of the Trustees, as the Trust does not have a compensation committee. The Committee also is responsible for proposing additional non-interested Trustees for election to the Board and for reviewing major personnel changes of the Trust. During the fiscal year ended December 31, 2002, the Committee had two (2) meetings relating to the Trust. The Governance Committee will consider nominees recommended by Shareholders. Recommendations should be submitted in writing to the Committee in care of the Secretary of the Trust.

   The Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trust.

                     OWNERSHIP OF SHARES BY DISINTERESTED
                       TRUSTEES AS OF DECEMBER 31, 2002

                                               Aggregate Dollar Range
                                               of Equity Securities in
                              Dollar Range of   All Funds Overseen by
                             Equity Securities  Trustee in Family of
         Name of Trustee       in the Trust     Investment Companies
         ---------------     ----------------- -----------------------
         P. Kevin Condron...       None             $1 - $10,000
         Jocelyn S. Davis...       None                 None
         Cynthia A. Hargadon       None           $10,001 - $50,000
         T. Britton Harris..       None                 None
         Gordon Holmes......       None             $1 - $ 10,000
         Attiat F. Ott......       None             $1 - $ 10,000
         Ranne P. Warner....       None             $1 - $ 10,000

                       OWNERSHIP OF SHARES BY INTERESTED
                       TRUSTEES AS OF DECEMBER 31, 2002

                                               Aggregate Dollar Range
                                               of Equity Securities in
                              Dollar Range of   All Funds Overseen by
                             Equity Securities  Trustee in Family of
         Name of Trustee       in the Trust     Investment Companies
         ---------------     ----------------- -----------------------
         Mark A. Hug........       None                 None
         John P. Kavanaugh..       None             $1 - $10,000

   Listed below is the compensation paid to each Trustee by the Trust and by all funds in the Trust complex for the fiscal year ended December 31, 2001. The Trust currently does not provide any pension or retirement benefits for its Trustees or officers.

                 COMPENSATION TABLE FOR DISINTERESTED TRUSTEES

                                                                  Total Compensation
                                                                    from Trust and
                                           Aggregate Compensation Fund Complex Paid
Name of Person and Position                      from Trust          to Trustees
---------------------------                ---------------------- ------------------
P. Kevin Condron..........................        $32,750              $35,750
  Trustee, Member of the Audit Committee
  and Fund Operations Committee

Jocelyn S. Davis..........................        $32,750              $35,750
  Trustee, Member of the Audit Committee
  and Fund Operations Committee

Cynthia A. Hargadon.......................        $38,241              $41,250
  Trustee, Member of the Fund Operations
  Committee, Investment Operations
  Committee and Governance Committee

T. Britton Harris, IV.....................        $34,241              $37,250
  Trustee, Member of the Governance
  Committee and Investment Operations
  Committee

                                                                     Total Compensation
                                                                       from Trust and
                                              Aggregate Compensation Fund Complex Paid
Name of Person and Position                         from Trust          to Trustees
---------------------------                   ---------------------- ------------------

Gordon Holmes................................        $34,250              $37,250
  Trustee, Chairman of the Audit Committee
  and Member of the Fund Operations
  Committee

Attiat F. Ott................................        $31,000              $33,750
  Trustee, Chairman of the Fund Operations
  Committee and Member of the Audit
  Committee

Ranne P. Warner..............................        $38,492              $41,500
  Trustee, Chairman of the Governance
  Committee, Member of the Fund Operations
  Committee and Investment Operations
  Committee

                     COMPENSATION TABLE FOR INTERESTED TRUSTEES

John P. Kavanaugh............................         None                 None
  Chairman, Trustee and President, Chairman
  of the Investment Operations Committee

Mark A. Hug..................................         None                 None
  Trustee and Member of the Investment
  Operations Committee



   The Trust, AFIMS, the Sub-Advisers and the Distributor, VeraVest Investments, Inc. ("VII"), have adopted codes of ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to such codes to invest in securities, including securities that may be purchased or held by the Funds of the Trust.


              CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES


   The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated October 11, 1984 (the "Trust Declaration"). AFIMS is the Manager of the Trust. The shares of each of the Funds of the Trust currently are purchased only by Separate Accounts established by First Allmerica or Allmerica Financial Life for the purpose of funding variable annuity contracts and variable life insurance policies. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. The Separate Accounts of First Allmerica or its affiliates are the shareholders of the Trust. As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any Fund. AFIMS, First Allmerica and Allmerica Financial Life are direct or indirect wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies. The address of AFIMS, First Allmerica, Allmerica Financial Life and AFC is 440 Lincoln Street, Worcester, MA 01653.



   AFIMS, Allmerica Financial Life and First Allmerica are organized in Massachusetts.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

   The overall responsibility for the supervision of the affairs of the Trust vests in the Board of Trustees of the Trust which meets on a quarterly basis. AFIMS serves as investment manager of the Trust pursuant to a management agreement between the Trust and the Manager (the "Management Agreement"). The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Funds. The Manager has entered into sub-adviser agreements (the "Sub-Adviser Agreements") with different investment advisory firms (the "Sub-Advisers") to manage each of the Funds, at its expense, subject to the requirements of the 1940 Act, as amended. Each Sub-Adviser, which has been selected on the basis of various factors including management experience, investment techniques, and staffing, is authorized to engage in portfolio transactions on behalf of the applicable Fund subject to such general or specific instructions as may be given by the Trustees and/or the Manager.

   The Sub-Advisers have been selected by the Manager and Trustees in consultation with CRA RogersCasey, Inc. ("CRA RogersCasey"), a pension consulting firm. CRA RogersCasey is wholly controlled by CRA, Inc. The cost of such consultation is borne by the Manager.

   CRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. As a consultant, CRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for advice provided by the Manager or the Sub-Advisers. From time to time, specific clients of CRA RogersCasey and the Sub-Advisers will be named in sales materials.


   AFIMS serves as investment manager of the Trust pursuant to a management agreement between the Trust and AFIMS (the "Management Agreement"). AFIMS has entered into sub-adviser agreements ("Sub-Adviser Agreements") with the different investment advisory firms to manage each of the Funds. The Board of Trustees, including the Trustees who are not "interested persons" as defined under the Investment Company Act of 1940 ("1940 Act"), are required to approve the Management Agreement and Sub-Adviser Agreements on an annual basis. The existing Management Agreement and Sub-Adviser Agreements were last approved by the Board of Trustees at a meeting on May 13, 2002, at which the non-interested Trustees were represented by separate counsel.


   Both at that meeting and over the course of the Trust's last fiscal year, the Trustees met with the relevant investment advisory personnel from AFIMS and considered information provided by AFIMS relating to the education, experience and number of investment professionals and other personnel providing services under the Management Agreement and each Sub-Adviser Agreement. For more information on these personnel, see the descriptions in the Trust's Prospectus of the personnel of AFIMS and the Sub-Advisers responsible for the management of the Funds. The Trustees evaluated the level of skill required to manage the Funds, and concluded that the human resources devoted by AFIMS and the Sub-Advisers to the Funds were appropriate to fulfill effectively their respective duties under the Management Agreement and Sub-Adviser Agreements. The Trustees also considered the business reputation of AFIMS and the Sub-Advisers, their financial resources and their professional liability insurance coverage, and concluded that they would be able to meet any reasonably foreseeable obligations under the respective agreements.

   The Trustees received information concerning the investment philosophies and investment processes applied by AFIMS and the Sub-Advisers in managing the Funds, as disclosed in the Prospectuses. In connection with this, the Trustees considered the in-house research capabilities of AFIMS as well as other resources available to AFIMS's personnel, including research services available to AFIMS as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees also received information regarding the extent to which AFIMS and the Sub-Advisers obtained research services as a result of securities transactions. (For more information, see the description under "Brokerage Allocation and Other Practices" below.) The Trustees concluded that the investment process, research capabilities and philosophies of AFIMS and the Sub-Advisers were well suited to the respective Funds, given the Funds' respective investment objectives and policies, tax and reporting requirements, and related shareholder services. In addition, the Trustees noted that the standard of care applicable to AFIMS and the Sub-Advisers under the respective agreements was comparable to that found in most mutual fund investment advisory agreements.

   The Trustees considered the quality of the services provided by AFIMS and the Sub-Advisers to the Funds. The Trustees also evaluated the procedures of AFIMS and each Sub-Adviser designed to fulfill their fiduciary duties to the Funds with respect to possible conflicts of interest, including the codes of ethics of AFIMS and each of the Sub-Advisers (regulating the personal trading of its officers and employees). The Trustees also considered information relating to the investment performance of the Funds relative to their respective performance benchmark(s), relative to other similar accounts managed by AFIMS and the relevant Sub-Advisers, and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one-, five- and ten-year calendar year periods (as disclosed in the Prospectus), performance under different market conditions and during different phases of a market cycle, the volatility of each Fund's returns, as well as other factors identified by AFIMS or the Sub-Adviser as contributing to performance. At their May 13, 2002 meeting, the Trustees concluded that the scope and quality of the services provided by AFIMS and the Sub-Advisers, as well as the investment performance of the Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by AFIMS and the Sub-Advisers and their integrity, their personnel and systems, and their respective financial resources, to merit reapproval of the Management Agreement and each Sub-Adviser Agreement for another year.

   In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Management Agreement and each Sub-Adviser Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of each Fund as a percentage of assets at different asset levels and possible economies of scale to AFIMS and/or the relevant Sub-Adviser. In particular, the Trustees evaluated the profitability of AFIMS with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."

   The following is information relating to control and affiliations of the Manager and certain Sub-Advisers of the Trust.

   AFIMS, First Allmerica and Allmerica Financial Life are wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies. First Allmerica and Allmerica Financial Life have established Separate Accounts for the purpose of funding variable annuity contracts and variable life insurance policies. The shares of each of the Funds of the Trust may be purchased only through these Separate Accounts.



   T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, serves as Sub-Adviser to the Select Capital Appreciation Fund. T. Rowe Price International Series, Inc., an investment company managed by a T. Rowe Price affiliate, is currently used as an investment vehicle for certain insurance products sponsored by First Allmerica and Allmerica Financial Life. As of December 31, 2002, T. Rowe Price and its affiliates had approximately $140.6 billion in assets under management.

   Cramer Rosenthal McGlynn, LLC ("CRM"), Sub-Adviser to the Select Value Opportunity Fund, is owned by its active investment professionals, Cramer Rosenthal McGlynn, Inc., ("Cramer Rosenthal") and WT

Investments, Inc. ("WTI"), an indirect, wholly-owned subsidiary of Wilmington Trust Corporation ("WTC"). Founded in 1973, Cramer Rosenthal provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, endowments and other organizations. WTC is a bank and holding company and has operations in Delaware, Pennsylvania, Florida, Maryland and New York. Through its subsidiaries, WTC engages in residential, commercial and construction lending, deposit taking, insurance, travel, investment advisory and broker-dealer services and mutual fund administration. As of December 31, 2002, CRM together with its affiliates managed $28.9 billion in client assets. As of December 31, 2002, Cramer Inc. owned 36.53% of CRM's voting securities, while WTI owned 63.47%. Options have been issued to principals (employees and officers) and, if exercised at present, would result in CRM, LLC being owned 53.38% by both CRM Inc., and its principals and 46.62% by WTI.

   Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), Sub-Adviser to the Select International Equity Fund, is a wholly-owned subsidiary of the Bank of Ireland Group ("Bank of Ireland"). Bank of Ireland, one of the largest providers of financial services in Ireland, was established in 1783 and is publicly quoted on the Dublin, London and New York Stock Exchanges. Bank of Ireland provides investment management services through a network of affiliated companies, including BIAM which represents North American clients. As of December 31, 2002, BIAM had over $22 billion in assets under management on behalf of its U.S. and Canadian clients.

   Putnam Investment Management, L.L.C. ("Putnam"), a Sub-Adviser to the Select Growth Fund, is a wholly-owned subsidiary of Putnam Investments, L.L.C., a holding company which, other than a minority interest owned by employees, is in turn wholly-owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. As of December 31, 2002, Putnam had approximately $250 billion in assets under management.



   Jennison Associates LLC ("Jennison"),a Sub-Adviser to the Select Growth Fund and a subsidiary of Prudential Financial, Inc., is located at 466 Lexington Avenue, New York, NY 10017. Jennison was founded in 1969 and has been a Prudential company since 1985. As of December 31, 2002, Jennison has approximately $47 billion in assets under management.


   UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Sub-Adviser to the Core Equity Fund, is located at 209 South LaSalle Street, Chicago, IL 60604, first began managing institutional assets through its predecessor entities Brinson Partners, Inc. and First Chicago Investment Advisors in 1974. Swiss Bank Corporation ("SBC") acquired the firm in 1995. In 1998, SBC merged with Union Bank of Switzerland to form UBS AG. UBS Global AM is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2002, UBS Global AM had approximately $76.6 billion in assets under management and the Group had approximately $403 billion in assets under management.


   Goldman Sachs Asset Management, L.P. ("GSAM"), a Sub-Adviser to the Core Equity Fund, is part of the Investment Management Division ("IMD") and an affiliate of Goldman, Sachs & Co., ("GS & Co."), the parent company of GSAM, and is located at 32 Old Slip, New York, NY 10005. GS & Co. was originally founded in 1869. As of December 31, 2002 GSAM, along with other units of IMD, had approximately $329.6 billion in assets under management. Prior to April, 2003, GSAM's services were provided by Goldman Sachs Asset Management, a business unit of IMD.


   Opus serves as Sub-Adviser to the Equity Index Fund as well as the Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund, other series of the Trust. Opus is a direct, wholly-owned subsidiary of AFC. Opus serves as investment adviser to First Allmerica's General Account and to a number of affiliated insurance companies and other affiliated accounts, and as Adviser to Allmerica Securities Trust, a diversified, closed-end management investment company. AFC is a publicly-traded Delaware holding company for a group of affiliated companies. As of December 31, 2002, Opus had approximately $18.2 billion in assets under management.

   The following is a list of persons who are affiliated persons of the Trust and affiliated persons of the Manager and/or any Sub-Adviser and the capacities in which the person is affiliated.

                                                       Position(s) held with the Manager or
Name                  Position(s) held with the Trust  Sub-Adviser of the Trust
----                  -------------------------------- ------------------------------------
Ann K. Tripp......... Vice President                     Vice President, Opus

Paul T. Kane......... Assistant Vice President and       Assistant Vice President, AFIMS
                      Treasurer (Principal Accounting
                      and Principal Financial Officer)

Eric D. Hiatt........ Portfolio Manager                  Portfolio Manager, Opus

John P. Kavanaugh.... Vice President                     President, Opus; Vice President,
                                                         AFIMS

Richard J. Litchfield Vice President                     Vice President, Opus

George M. Boyd....... Secretary                          Counsel, AFIMS

Donald P. Wayman..... Vice President                     Vice President, Opus

   First Allmerica, Allmerica Financial Life, AFIMS and OPUS are direct or indirect, wholly-owned subsidiaries of AFC. The Trust serves as an investment vehicle for the Separate Accounts established by First Allmerica and Allmerica Financial Life.

   Under its Management Agreement with the Trust, the Manager is obligated to perform certain administrative and management services for the Trust; furnishes to the Trust all necessary office space, facilities, and equipment; and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager. Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by the Trust, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 (the "1933 Act"); other fees payable to the SEC; independent accountant, legal and custodian fees; association membership dues; taxes; interest; insurance premiums; brokerage commissions; fees and expenses of the Trustees who are not affiliated with the Manager; expenses for proxies, prospectuses and reports to shareholders; Fund recordkeeping expenses and other expenses.

   For the services provided to the Funds, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below.


             Select Capital     Select Value   Select International   Select
            Appreciation Fund Opportunity Fund     Equity Fund      Growth Fund
            ----------------- ---------------- -------------------- -----------
Manager Fee         (1)              (2)                (1)             (2)

                                Equity Index    Select Investment
            Core Equity Fund        Fund        Grade Income Fund
            ----------------- ---------------- --------------------
Manager Fee         (3)              (4)                (5)

             Government Bond    Money Market
                  Fund              Fund
            ----------------- ----------------
Manager Fee       0.50%              (6)

--------



(1) The Manager's fees for the Select Capital Appreciation Fund and Select International Equity Fund computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:



                                   Select Capital    Select
                                    Appreciation  International
                Assets                  Fund       Equity Fund
                ------             -------------- -------------
                First $100 Million      1.00%         1.00%
                Next $150 Million.      0.90%         0.90%
                Next $250 Million.      0.80%         0.85%
                Next $500 Million.      0.70%         0.85%
                Over $1 Billion...      0.65%         0.85%


(2) The Manager's fee for the Select Value Opportunity Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:


                                           Select Value
                                           Opportunity
                        Assets                 Fund
                        ------             ------------
                        First$ 100 Million     1.00%
                        Next $150 Million.     0.85%
                        Next $250 Million.     0.80%
                        Next $250 Million.     0.75%
                        Over $750 Million.     0.70%


      The Manager voluntarily has agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

(3) The Manager's fees for the Core Equity Fund and Select Growth Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:


                                      Select Growth   Core Equity
                  Assets                  Fund           Fund
                  ------              -------------   -----------
                  First $250 Million      0.85%          0.60%
                  Next $250 Million.      0.80%          0.55%
                  Next $250 Million.      0.75%          0.50%
                  Over $750 Million.      0.70%          0.45%



(4) The Manager's fee for the Equity Index Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:


                            Assets
                            ------
                            First $50 Million. 0.35%
                            Next $200 Million. 0.30%
                            Over $250 Million. 0.25%

(5) The Manager's fees for the Select Investment Grade Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:




                      Assets
                      ------
                      First $50 Million.       0.50%
                      Next $50 Million..       0.45%
                      Over $100 Million.       0.40%


(6) The Manager's fee for the Money Market Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:


                            Assets
                            ------
                            First $100 Million 0.35%
                            Next $400 Million. 0.30%
                            Next $250 Million. 0.25%
                            Over $750 Million. 0.20%


   The Manager is responsible for the payment of all fees to the Sub-Advisers. The Manager pays each Sub-Adviser fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below. In certain Funds, Sub-Adviser fees vary according to the level of assets in such Funds, which will reduce the fees paid by the Manager as Fund assets grow but will not reduce the operating expenses of such Funds.


                  Select Capital Select Value      Select
                   Appreciation  Opportunity    International   Select Growth
                       Fund          Fund        Equity Fund        Fund
                  -------------- ------------ ----------------- -------------
  Sub-Adviser Fee      0.50%           (7)            (8)            (9)

                                              Select Investment
                   Core Equity      Equity      Grade Income
                       Fund       Index Fund        Fund
                  -------------- ------------ -----------------
  Sub-Adviser Fee       (10)         0.10%          0.20%

                                    Money
                    Government      Market
                    Bond Fund        Fund
                  -------------- ------------
  Sub-Adviser Fee      0.20%         0.10%





(7) For its services, CRM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Value Opportunity Fund, under the following schedule:





                           Assets
                           ------
                           First $100 Million.  0.60%
                           Next $150 Million..  0.50%
                           Next $250 Million..  0.40%
                           Next $250 Million.. 0.375%
                           Over $750 Million..  0.35%



(8) For its services, BIAM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select International Equity Fund, under the following schedule:



                            Assets
                            ------
                            First $50 Million  0.45%
                            Next $50 Million.  0.40%
                            Over $100 Million  0.30%

(9) For its services, Putnam will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth Fund that Putnam manages, under the following schedule:



                            Assets
                            ------
                            First $50 Million 0.50%
                            Next $100 Million 0.45%
                            Next $100 Million 0.35%
                            Next $100 Million 0.30%
                            Over $350 Million 0.25%



(9) For its services, Jennison will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth Fund that Jennison manages, under the following schedule:



                            Assets
                            ------
                            First $300 Million 0.35%
                            Next $200 Million. 0.30%
                            Over $500 Million. 0.25%





(10) For its services, UBS will receive a fee computed daily and paid quarterly at an annual rate based on the average daily net assets of the Core Equity Fund that UBS manages, under the following schedule:



                            Assets
                            ------
                            First $10 Million 0.75%
                            Next $15 Million. 0.60%
                            Next $25 Million. 0.45%
                            Next $50 Million. 0.35%
                            Next $200 Million 0.25%
                            Next $300 Million 0.20%
                            Next $250 Million 0.17%
                            Over $850 Million 0.15%



(10) For its services, GSAM will receive a fee computed daily and paid quarterly at an annual rate based on the average daily net assets of the Core Equity Fund that GSAM manages, under the following schedule:



                           Assets
                           ------
                           First $300 Million. 0.30%
                           Over $300 Million.. 0.25%




   The total gross fees (before reimbursement) paid to the Manager under the Management Agreement for each of the last three fiscal years ended December 31, 2002 were as follows:


                                        Fiscal Year Fiscal Year Fiscal Year
                                           2002        2001        2000
                                        ----------- ----------- -----------
    Select Capital Appreciation Fund... $3,280,835  $3,927,835  $4,219,084
    Select Value Opportunity Fund...... $3,532,479  $3,530,962  $3,049,587
    Select International Equity Fund... $3,665,985  $4,865,744  $6,150,054
    Select Growth Fund................. $4,242,265  $6,255,561  $9,198,884
    Core Equity Fund................... $2,994,814  $4,214,300  $4,683,445
    Equity Index Fund.................. $1,242,005  $1,499,991  $1,795,247
    Select Investment Grade Income Fund $2,550,744  $2,167,714  $1,412,866
    Government Bond Fund............... $  844,055  $  509,594  $  389,052
    Money Market Fund.................. $1,895,176  $1,591,199  $1,100,708

   The total gross fees paid to each Sub-Adviser under the respective Sub-Adviser Agreement for each of the last three fiscal years ended December 31, 2002 were as follows:


                                                                     Payments Made as of December 31,
                                                                    -----------------------------------
                                                                    Fiscal Year Fiscal Year Fiscal Year
Fund/Sub-Adviser                                                       2002        2001        2000
----------------                                                    ----------- ----------- -----------
Select Capital Appreciation Fund
   T. Rowe Price Associates, Inc. ("T. Rowe")...................... $1,829,742  $2,236,385  $2,422,562
Select Value Opportunity Fund
   Cramer Rosenthal McGlynn, LLC ("CRM")........................... $1,977,780  $1,977,907  $1,737,185
Select International Equity Fund
   Bank of Ireland Asset Management (U.S.) Limited................. $1,338,387  $1,762,090  $2,215,374
Select Growth Fund
   Putnam Investment Management, L.L.C. ("Putnam")................. $1,768,151  $2,447,119  $3,490,740
Core Equity Fund*..................................................
   UBS Global Asset Management (Americas), Inc. ("UBS")............ $  595,351         N/A         N/A
   Goldman Sachs Asset Management, a business unit of The
     Investment Management Division of Goldman, Sachs & Co.
     (now Goldman Sachs Asset Management, L.P.) ("GSAM")........... $  553,975         N/A         N/A
   Morgan Stanley Investments LP ("MSI")........................... $  633,033  $2,409,281  $3,310,117
Opus Investment Management, Inc. ("Opus") Equity Index Fund, Select
  Investment Grade Income Fund, Government Bond Fund and Money
  Market Fund...................................................... $2,651,491  $2,310,252  $1,908,787

--------


* Effective May 1, 2002, UBS and GSAM replaced MSI (effective August 1, 2001, Miller Anderson & Sherrerd, LLP changed its name to Morgan Stanley Investments LP) as Sub-Advisers of the Core Equity Fund. Includes payments to MSI for advisory services provided to certain other accounts of First Allmerica.



   The following table shows voluntary expense limitations which the Manager has declared for each Fund and the operating expenses incurred for the fiscal year ended December 31, 2002 for each Fund:


                                                   Percentage of
                                               Average Daily Assets
                                               --------------------
                                                Voluntary
                                                 Expense   Operating
           Fund                                Limitations Expenses+
           ----                                ----------- ---------
           Select Capital Appreciation Fund...    1.35%      1.05%
           Select Value Opportunity Fund......    1.25%      0.96%
           Select International Equity Fund...    1.50%      1.13%
           Select Growth Fund.................    1.20%      0.95%
           Core Equity Fund...................    1.20%      0.70%
           Equity Index Fund..................    0.60%      0.45%
           Select Investment Grade Income Fund    1.00%      0.58%
           Government Bond Fund...............    1.00%      0.68%
           Money Market Fund..................    0.60%      0.45%

--------

+ Including reductions such as directed brokerage credits. See "Brokerage Allocation--Directed Brokerage Program" in the SAI.




   The Manager will voluntarily reimburse its fees and any expenses above the expense limitations. The expense limitations are voluntary and may be removed at any time after a Fund's first fiscal year of operations with notice to existing shareholders. The Manager reserves the right to recover from a Fund any fees, within a current fiscal year period, which were reimbursed in that same year to the extent that total annual expenses did not exceed the applicable expense limitation. The expenses which are subject to the voluntary expense limitations include management fees, independent accountant, legal and custodian fees; recordkeeping expenses; fees and expenses of Trustees who are not affiliated with the Manager; association membership dues, insurance; expenses for proxies, prospectuses and reports to shareholders and fees associated with the registration of Fund shares. Non-recurring and extraordinary expenses generally are excluded in the determination of expense ratios of the Funds for purposes of determining any applicable expense waiver or reimbursement. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.

   Each of the Management Agreement and sub-advisory agreements provides that it may be terminated as to any Fund at any time by a vote of a majority in interest of the shareholders of such Fund, by the Trustees or by the investment adviser to such Fund without payment of any penalty on not more than 60 days' written notice; provided, however, that the agreement will terminate automatically in the event of its assignment. Each of the agreements will continue in effect as to any Fund for a period of no more than two years from the date of its execution only so long as such continuance is approved specifically at least annually by the Trustees or by vote of a majority in interest of the shareholders of such Fund. In either event, such continuance also must be approved by vote of a majority of the Trustees who are not parties to the agreement or interested persons of the Trust, the Manager or any sub-adviser, cast in person at a meeting called for the purpose of voting such approval. The Trust and Manager have obtained an order of exemption from the SEC that would permit the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. Under such agreements, any liability of either the Manager or a sub- adviser is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.



   A listing of T. Rowe's current representative clients is as follows:

--  Allegheny Power System                 --  Automobile Club of Southern California
--  Baltimore Gas & Electric Company (BGE) --  Costco Wholesale
--  Crawford & Company                     --  DataCard
--  Entergy Corporation                    --  Federal Deposit Insurance Corporation
--  Hyatt Corporation                      --  Lorrilard Tobacco Company
--  Milliken & Company                     --  New York Power Authority
--  Parsons Brinckerhoff                   --  PRC Inc.
--  Polo Ralph Lauren                      --  Puget Sound Energy
--  Rank America                           --  Rochester Gas and Electric Corporation
--  Southeastern Freight Lines             --  State of Florida
--  State of Illinois                      --  The Black & Decker Corporation
--  The Dial Corporation                   --  The Pittston Company
--  The Rouse Company                      --  Western Digital Corporation
--  Winn-Dixie Stores

   A listing of CRM's current representative clients is as follows:

--  The California Endowment                --  University of Cincinnati
--  Indiana University Foundation           --  U.S. Airways
--  Kalamazoo College                       --  New Mexico State Investment Council
--  The McGraw-Hill Companies, Inc.         --  Niagara Mohawk Power Corp.
--  Michigan Legislative Retirement System  --  RR Donnelley and Sons
--  National Basketball Association Players --  University of Cincinnati
      Pension Plan                          --  University of Illinois Foundation
--  Baptist Healthcare Systems, Inc.        --  U.S. Airways
--  Citigroup Pension Plan                  --  Cedars-Sinai Medical Center
--  International Paper                     --  Indiana University Foundation
--  Kentucky Worker's Compensation Funding  --  Kalamazoo College
      Commission                            --  Mississippi State Investment Pool
--  National Basketball Association Players --  Niagara Mohawk Power Corp.
      Pension Plan                          --  R.R. Donnelley & Sons
--  Parker Hannifan Corporation             --  The Mc-Graw Hill Companies
--  The California Endowment                --  University of Illinois Foundation

   A listing of BIAM's current representative clients is as follows:

--  City of Baltimore Fire & Police Retirement   --  Tufts University Endowment
      System                                     --  CityStreet International Stock Fund
--  Colorado Public Employees' Retirement        --  Metropolitan Life Insurance Company
      Association                                --  Pfizer Inc.
--  New York City Board of Education             --  Retirement System Group, Inc.
--  Plumbers & Pipefitters National Pension Fund --  The Budd Company
--  Scotia McLeod Pinnacle Program

   A listing of Putnam Advisory Company, Inc.'s ("PAC")* current representative clients is as follows:

    --  Bacardi U.S.A., Inc.          --  Nemours Foundation
    --  California Public Employees'  --  New York Philharmonic Orchestra
          Retirement System           --  New York State Teamsters
    --  Hercules Incorporated         --  Parker Hannafin Corporation
    --  Kemper Insurance              --  The Robert Wood Johnson Foundation
    --  Los Angeles County Employees' --  United Furniture Workers, AFL-CIO
          Retirement Association      --  U.S. Chamber of Commerce

--------
* (PAC is the institutional affiliate of Putnam.)



   A listing of Opus' current representative clients is as follows:

 --  Citizens Insurance                         --  Hannibal Regional Hospital
 --  City of Worcester Retirement System        --  Hanover Insurance
 --  Farm Credit System Association Captive     --  First Allmerica
       Insurance Company
 --  Massachusetts Education and Government
       Association Workers Compensation Trust

   Under the terms of the Management Agreement, the Trust recognized the Manager's control of the name "Allmerica Investment Trust." The Trust agrees that its right to use that name is non-exclusive and can be terminated by the Manager at any time.

Services Agreements


   Effective May 1, 2002 each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to fees to support the distribution of the Funds' shares and certain maintenance services and certain other services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to
0.25 percent of each Fund's average daily net assets. The Plan has been implemented at an initial annual rate of 0.15 percent of each Fund's average daily net assets.


   Among the services and activities that the distribution and service fees are authorized to support under the 12b-1 Plan are compensation of sales personnel regarding variable contracts or shares of the Funds, telemarketing, the printing and distribution of marketing materials and general customer service regarding the maintenance or retention of accounts of variable contract owners.

   The following table shows activities for which payments were made and the dollar amount(s) paid by the Trust for such activities under the 12b-1 Plan during the fiscal year-ended December 31, 2002.


                                                            Expenditures
        Activities                                          ($ Millions)
        ----------                                          ------------
        (a) Compensation to sales personnel................    $4.0
        (b) Other--Telemarketing...........................    $0.1
                Printing costs of marketing materials......    $0.2
                Sales Training.............................    $0.1
                Customer service...........................    $0.5


   The 12b-1 Plan does not require any recipient of payments under the 12b-1 Plan to maintain any specific level of expenditures, nor is a recipient precluded from earning a profit on the fees received. Nothing in the 12b-1 Plan, however, limits the ability of AFIMS or the Trust's distributor to spend additional money in connection with the promotion of sales of shares or contracts.

   Anticipated benefits to the Funds that may result from the 12b-1 Plan include economies of scale that could result in lower expense ratios, greater investment flexibility, increased liquidity and greater attractiveness to superior service providers.

Principal Underwriter

   VeraVest Investment, Inc. ("VII"), located at 440 Lincoln Street, Worcester, Massachusetts 01653, (508) 855-1000, serves as the Trust's distributor pursuant to a Distribution Agreement. VII is an indirect, wholly-owned subsidiary of AFC. The following is a list of persons who are affiliated with both the Trust and VII.

Name              Position(s) Held with the Trust        Position(s) Held with VII
----              -------------------------------------- -------------------------
Paul T. Kane..... Assistant Vice President And Treasurer
                  (Principal Accounting Officer)         Assistant Vice President
John P. Kavanaugh Chairman of the Board, Trustee and
                  President                              Director
Mark A. Hug...... Trustee                                Director

Fund Recordkeeping Services Agent and Custodian


   Investors Bank & Trust Company ("IBT") is the Trust's fund record keeping services agent and the Custodian of the cash and investment securities of the Trust. IBT is located at 200 Clarendon Street, 16th Floor, Boston, MA 02116. Under the terms of a Custodian Agreement, IBT provides certain fund accounting, custodian and administration services, including, but not limited to, determining the net asset value per share of each of the Funds and maintaining the accounting records of the Trust; and holding in custody the Trust's portfolio securities and receiving and delivering them upon purchases and sales. IBT is entitled to receive an annual fee for its services based on Fund assets and certain out-of-pocket expenses. The Custodian Agreement provides for an initial term of three years and thereafter renews automatically for successive one-year terms unless advance notice of termination is delivered by the non-renewing party. The Custodian Agreement may be terminated prior to the expiration of the initial term or a renewal term provided certain conditions are met. The total fees paid to IBT for fund accounting, custodial and administration services for the following periods were as follows:


 Year Ended December 31,    Year Ended December 31,    Year Ended December 31,
          2002                       2001                       2000
 -----------------------   -------------------------  -------------------------
       $2,563,628                 $2,548,585                 $2,705,323

Independent Accountants

   PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Fund's independent accountants providing audit and accounting services including (i) examination of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission, and (iii) review of annual income tax returns.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

   In accordance with the Management Agreement and sub-advisory agreements, the respective Sub-Adviser has the responsibility for the selection of brokers for the execution of purchases and sales of the securities in a given Fund's portfolio subject to the direction of the Trustees. The Sub-Advisers place the Funds' portfolio transactions with brokers and, if applicable, negotiate commissions.

   Broker-dealers may receive brokerage commissions on portfolio transactions of the Funds. The Sub-Advisers also may place portfolio transactions with such broker-dealers acting as principal, in which case no brokerage commissions are payable but other transaction costs are incurred. The Funds have not dealt nor do they intend to deal exclusively with any particular broker-dealer or group of broker-dealers. It is each Fund's policy always to seek best execution. This means that each Fund's portfolio transactions will be placed where the Fund can obtain the most favorable combination of price and execution services in particular transactions or as provided on a continuing basis by a broker-dealer, and that the Fund will deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of a broker-dealer, including the overall reasonableness of its brokerage commissions paid, consideration is given to the firm's general execution and operational capabilities and to its reliability, integrity and financial condition. Subject to the practice of always seeking best execution, the Funds' securities transactions may be executed by broker-dealers who also provide research services (as defined below) to the Funds, the Sub-Advisers and the other clients advised by the Sub-Advisers. Examples of such research services include reports on specific companies or industries, economic and financial data, performance measurement services, computer databases and pricing and appraisal services. The sub-advisers may use all, some or none of such research services in providing investment advisory services to each of its investment companies and other clients, including the Funds. To the extent that such services are used, they tend to reduce the expenses of the Sub-Advisers. In the opinion of the Sub-Advisers it is impossible to assign an exact dollar value to such services.

Brokerage and Research Services

   The agreements provide that, subject to such policies as the Trustees may determine, the Sub-Advisers may cause a given Fund to pay a broker-dealer which provides brokerage and research services an amount of commission for effecting a securities transaction for that Fund in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends; portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Sub-Advisers must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the overall responsibilities of the Sub-Advisers to its respective Funds and all other clients. The Sub-Advisers also may consider sales by broker-dealers of variable and group annuity contracts and variable life insurance policies that contemplate the Funds as an investment option as a factor in the selection of broker-dealers to execute portfolio transactions.

   The other investment companies and clients advised by the Sub-Advisers sometimes invest in securities in which the Funds also invest. A Sub-Adviser also may invest for its own account in the securities in which the Funds invest. If the Funds, such other investment companies and other clients of the Sub-Advisers desire to buy or sell the same portfolio security at about the same time, the purchases and sales normally are made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. It is recognized that in some cases this practice could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, it is believed that this practice may produce better executions. It is the opinion of the Trustees that the desirability of retaining the Sub-Advisers as investment advisers to their respective Funds outweighs the disadvantages, if any, which might result from this practice.

   Brokerage commissions for each of the last three years were as follows:


       Fund                                 2002       2001       2000
       ----                              ---------- ---------- ----------
       Select Capital Appreciation Fund* $  590,937 $  404,311 $  437,334
       Select Value Opportunity Fund*... $1,895,715 $1,317,892 $1,866,984
       Select International Equity Fund* $  175,985 $  482,715 $  528,324
       Select Growth Fund*.............. $1,724,627 $1,484,553 $1,206,809
       Core Equity Fund*................ $1,223,448 $2,816,001 $3,841,787
       Equity Index Fund................ $  216,962 $  161,383 $  146,081



--------
* The following are the reasons for the differences in the amounts of brokerage commissions paid for the most recent fiscal year compared to either of the two prior fiscal years:


   The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Core Equity Fund are due to portfolio repositioning and normal portfolio activity trading. The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Select Value Opportunity Fund are attributable to growth and declines in the assets of the Fund.


   The Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund did not incur brokerage commissions in any of these years.

                          DIRECTED BROKERAGE PROGRAM

   Certain Funds managed by the Manager participate in a directed brokerage program whereby the Funds receive credit for brokerage activity and apply those credits toward the payment of Fund expenses. Such Funds have entered into an agreement with certain brokers which rebate a portion of commissions as credits toward Fund expenses. In addition, this program gives Fund management the ability to direct brokerage by firms which sell insurance products sponsored by First Allmerica Financial and its affiliates. This second aspect of the program, which would be limited to 15% of total commissions, has not been implemented. Such amounts earned by the Funds in 2002, 2001 and 2000 under such agreements were as follows:



          Fund                               2002     2001     2000
          ----                             -------- -------- --------
          Select Capital Appreciation Fund $ 37,059 $ 40,913 $ 45,102
          Select Value Opportunity Fund... $298,950 $204,217 $256,730
          Select International Equity Fund $ 44,643 $ 75,059 $ 85,186
          Select Growth Fund.............. $288,830 $577,455 $183,746
          Core Equity Fund................ $194,536 $274,908 $593,413
          Equity Index Fund............... $ 87,005 $ 79,353 $ 69,561




   The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

   Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

                      CAPITAL STOCK AND OTHER SECURITIES


   The Trust has an unlimited authorized number of shares of beneficial interest which may be divided into an unlimited number of series of such shares, and which are divided presently into nine series of shares, one series representing each Fund. The Trust's shares are entitled to one vote per share (with proportional voting for fractional shares). The rights accompanying Fund shares are vested legally in the Separate Accounts. As a matter of policy, however, holders of variable premium life insurance or variable annuity contracts funded through the Separate Accounts have the right to instruct the Separate Accounts as to voting Fund shares on all matters to be voted on by Fund shareholders. Voting rights of the participants in the Separate Accounts are set forth more fully in the prospectuses or offering circular relating to those Accounts.


   Matters subject to a vote by the shareholders include changes in the fundamental policies of the Trust as described in the Prospectus and the SAI, the election or removal of Trustees and the approval of agreements with investment advisers. A majority, for the purposes of voting by shareholders pursuant to the 1940 Act, is 67% or more of the voting securities of an investment company present at an annual or special meeting of shareholders if 50% of the outstanding voting securities of such company are present or represented by proxy or more than 50% of the outstanding voting securities of such company, whichever is less.

   The Trust is not required to hold annual meetings of shareholders. The Trustees or shareholders holding at least 10% of the outstanding shares may call special meetings of shareholders.

   The Trust Declaration provides that, on any matter submitted to a vote of the shareholders, all shares shall be voted by individual series, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon.

   Shares are freely transferable, are entitled to dividends as declared by the Trustees and, on liquidation of the Trust, shareholders are entitled to receive their pro rata portion of the net assets of the Fund of which they hold shares, but not of any other Fund. Shareholders have no preemptive or conversion rights.

   The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts of obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

   Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

         PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED

   Shares of the Funds are sold in a continuous offering and currently may be purchased only by Separate Accounts of First Allmerica or its subsidiaries. The Separate Accounts are the funding mechanisms for variable annuity contracts and variable life insurance policies. Shares of the Trust are also currently being issued under separate prospectuses to Separate Accounts of Allmerica Financial Life, First Allmerica and subsidiaries of First Allmerica which issue variable or group annuity policies or variable premium life insurance policies ("mixed funding"). Shares of the Trust may also be issued to Separate Accounts of unaffiliated life insurance companies and qualified pension and retirement plans outside of the separate account context ("shared funding"). The Trust may serve as a funding vehicle for all types of variable annuity contracts and variable life insurance contracts offered by various participating insurance companies and for qualified plans. Although neither Allmerica Financial Life nor the Trust currently foresees any disadvantage, it is conceivable that in the future such mixed funding may be disadvantageous for variable or group annuity policyowners or variable premium life insurance policyowners ("Policyowners"). The Trustees of the Trust intend to monitor events in order to identify any conflicts that may arise between such Policyowners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable annuity and variable premium life separate accounts, Allmerica Financial Life would pay the attendant expenses.

   As described in the Prospectus, shares of each Fund are sold and redeemed at their net asset value as next computed after receipt of the purchase or redemption order without the addition of any selling commission or "sales load." The redemption price may be more or less than the shareholder's cot. Each purchase is confirmed to the Separate Account in a written statement of the number of shares purchased and the aggregate number of shares currently held. Unlike the Money Market Fund which attempts to maintain a stable net asset value, the net asset value of the other Funds will fluctuate.

   The net asset value per share of each Fund is the total net asset value of that Fund divided by the number of shares outstanding. The total net asset value of each Fund is determined by computing the value of the total assets of that Fund and deducting total liabilities, including accrued liabilities. The net asset value of the shares of each Fund is determined once daily as of the close of the New York Stock Exchange on each day on which the Exchange is open for trading, and no less frequently than once daily on each other day (other than a day during which no shares of the Fund were tendered for redemption and no order to purchase or sell such shares was received by the
Fund) in which there was a sufficient degree in trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be affected materially by changes in the value of such portfolio securities.

   Equity securities are valued based on market value if market quotations are readily available. Portfolio securities listed or traded on national securities exchanges, or reported on the National Association of Securities Dealers national market reporting system, are valued at the last sale price, or, if there have been no sales on that day, at the mean of the current bid and ask price. Over-the-counter securities for which market quotations are readily available are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. As authorized by the Trustees, debt securities (other than short-term obligations) of the Funds other than the Money Market Fund are valued on the basis of valuations furnished by pricing services which reflect broker-dealer supplied valuations and electronic data processing techniques. Such methods include the use of market transactions for comparable securities and various relationships between securities which generally are recognized by institutional traders. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Short-term obligations having remaining maturities of sixty (60) days or less are valued at amortized cost.

   Short-term debt securities of the Funds other than the Money Market Fund having a remaining maturity of more than sixty (60) days will be valued using a "market-to-market" method based upon either the readily available market price or, if reliable market quotations are not available, upon quotations by dealers or issuers for securities of a similar type, quality and maturity. "Marking-to-market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair value of such securities.

   All portfolio securities of the Money Market Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. Amortized cost is an approximation of market value determined by increasing systematically the carrying value of a security acquired at a discount or reducing systematically the carrying value of a security acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized gains or losses. While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of portfolio securities which are higher or lower than the prices at which the securities could be sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained if the Fund were to use mark-to-market value for its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would obtain a somewhat higher (lower) yield than would result from marked-to-market valuation, and existing investors would receive less (more) investment income.

   The use of the amortized cost method of valuation by the Money Market Fund is subject to rules of the Securities and Exchange Commission. Under the rules, the Fund is required to maintain a dollar weighted average portfolio maturity of 90 days or less and to limit its investments to instruments which (1) its Sub-Adviser, subject to the guidelines established by the Trustees, determines present minimal credit risks; (2) have high quality ratings or are deemed comparable, such that they are "eligible securities" as defined below; and
(3) have remaining maturity of thirteen months (397 days) or less at the time of purchase, or are subject to a demand feature which reduces the remaining maturity to thirteen months or less.

   The Money Market Fund may purchase only "First or Second Tier eligible securities" which are defined to include (1) securities which have received the highest or second highest rating by at least two nationally recognized statistical rating organizations ("NRSRO") or by only one NRSRO if only one has rated the security and (2) securities which are unrated, but, in the Sub-Adviser's opinion, are of comparable quality. The Money Market Fund may purchase securities which were long-term at issuance but have a remaining maturity of thirteen months or less at the time of purchase if (a) the issuer has comparable short-term debt securities outstanding which are eligible securities or (b) the issuer has no short-term rating and the securities have either no long-term rating or a long-term rating in one of the two highest categories by an NRSRO.

   The above standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund (a) may dispose of the security within five business days of the Sub-Adviser becoming aware of the new rating, or (b) may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

   As a part of the overall duty of care they owe to the Fund's shareholders, the Trustees have established procedures reasonably designed to stabilize the net asset value per share of the Money Market Fund as computed for the purpose of distribution and redemption at $1.00 per share taking into account current market conditions and the Fund's investment objective. At such reasonable intervals as they deem appropriate in light of current market conditions, the Trustees will compare the results of calculating the net asset value per share based on amortized cost with the results based on available indications of market value. If a difference of more than 1/2 of 1% occurs between the two methods of valuation, the Trustees will consider taking whatever steps they deem necessary to minimize any material dilution or other unfair results, such as shortening the average portfolio maturity or realizing gains or losses.

   All other securities and assets of a Fund, any assets whose value does not, in the Manager's opinion, reflect fair value, will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

                      TAXATION OF THE FUNDS OF THE TRUST

   Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.

   Each Fund within the Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the Separate Accounts. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

   (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

   (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

   (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

   If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

   If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

   If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

   Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies"). Each Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for this purpose. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If a Fund satisfies certain conditions, a Separate Account owning shares of the Fund will be treated as owning multiple investments consisting of the Separate Account's proportionate share of each of the assets of the Fund. Each Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of an insurance company depositor will be treated as multiple investments. If, however, a Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund may not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified."

   Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF" election), in which case the Fund will be required to include in income its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark-to-market the gains (and to a limited extent the losses) in such holdings as though it had sold and repurchased its holding in the PFIC on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

                                 UNDERWRITERS

   Under a Distribution Agreement, VII has a nonexclusive right to use its best efforts to obtain from investors unconditional orders for the continuous offering of shares authorized for issuance by the Trust. VII does not receive direct compensation for its services as distributor of the Trust. VII, at its expense, may provide promotional incentives to dealers that sell variable annuity contracts for which the Funds serve as investment vehicles.

                        CALCULATION OF PERFORMANCE DATA

   The Trust may advertise performance information for the Funds and may compare performance of the Funds with other investment or relevant indices. The Funds may also advertise "yield", "total return" and other nonstandardized total return data. For the non-money market funds, "yield," is calculated differently than for the Money Market Fund. The Money Market Fund may advertise "yield" or "effective yield," All performance figures are based on historical earnings and are not intended to indicate future performance. A Fund's share price, yield and total return may fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

   Yields and total returns quoted for the Funds include the effect of deducting the funds' expenses, but may not include charges and expenses attributable to a particular insurance product. since shares of the Funds can be purchased only through a variable annuity or variable life contract, you should review carefully the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yields and total returns would have the effect of decreasing performance. Performance information for the insurance product must always accompany, and be reviewed with, any performance information quoted for the Funds.

Yields of the Funds Other than the Money Market Fund

   The 30-day (or one month) standard yields of the Funds other than the Money Market Fund are calculated as follows:

                        YIELD = 2[( a_-_b + 1)/6 /- 1)]
                                       cd

Where: a   =   dividends and interest earned by a Fund during the period;
       b   =   expenses accrued for the period (net of reimbursements);
               the average daily number of shares outstanding during the period entitled to receive
       c   =   dividends; and
       d   =   the maximum offering price per share on the last day of the period.

   For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Money Market Fund--Yield and Effective Yield

   The yield of the Money Market Fund refers to the net income generated by an investment in the Fund over a stated seven-day period, expressed as an annual percentage rate. Yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of 1 (one) share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. Thus the income is "annualized:" the amount of income generated by the investment during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation.

   The effective yield is calculated similarly, but the income earned by an investment in the Money Market Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of this compounding effect.

Total Return

   The Funds may advertise total return. The total return shows what an investment in each Fund would have earned over a specific period of time (one, five, or ten years since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested, and less all recurring fees.

   From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statement of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund also may advertise aggregate annual total return information over different periods of time.

   A Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                               P(1 + T)/n /= ERV

Where:   P =   A hypothetical initial purchase of $ 1,000
         T =   average annual total return
         n =   number of years
               Ending Redeemable Value of the hypothetical purchase at the end of the
       ERV =   period

   Total return quoted in advertising reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gains distributions, and any change in the Fund's net asset value per share over the period.


   Average Annual Returns are calculated by determining the change in value of a hypothetical investment in the Fund over a stated period, and calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Average annual returns covering periods of less than one year are calculated by determining the Fund's total return for the period, extrapolating that return for a full year, and stating the result as an annual return. Because this method assumes that performance will remain constant for the entire year when in fact it is unlikely that performance will remain constant, average annual returns for a partial year must be viewed as strictly theoretical information.


   Investors also should be aware that a Fund's performance is not constant over time, but varies from year to year. Average annual return represents averaged figures as opposed to the actual performance of the Fund.

   A Fund also may quote cumulative total returns which reflect the simple change in value of an investment over a stated period. Average annual total returns and cumulative total returns may be quoted as a percentage or as a dollar amount. They may be calculated for a single investment, for a series of investments or for a series of redemptions over any time period. Total returns may be broken down into their components of income and capital in order to show their respective contributions to total return. Performance information may be quoted numerically or in a table, graph or similar illustration.

Other Performance Information

   Performance information for a Fund may be compared with: (1) the S&P 500, Dow Jones Industrial Average, Lehman Aggregate Bond Index, Russell 2000, Russell 3000, Beta Adjusted Russell 3000, Lehman Government corporate and 90 day Treasury Bills, Solomon High Yield Bond Index, Bank Rate Monitor, NASDAQ Index or other unmanaged indices so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other registered investment companies or other investment products tracked (a) by Lipper Analytical Services; Morningstar, Inc. and iMoneyNet, Inc., all widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives and assets, or (b) by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; (3) or the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   All performance information is based on historical results and is not intended to indicate future performance. Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Fund and the market conditions during the given time period. Yield and total return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the yield and total return do fluctuate.

Performance Information for Period Ended December 31, 2002


   Set forth below is average annual total return information for the Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund for the 1 year, 5 year, 10 year and/or since inception (the Trust began operations on April 29, 1985) periods ended December 31, 2002, yields for the Select Investment Grade Income Fund and Government Bond Fund for the 30-day period ended December 31, 2002 and yield and effective yield information for the Money Market Fund for the seven-day period ended December 31, 2002.



                                           Fund                                    Since
                                         Inception   1 Year    5 Year   10 Year  Inception
                                           Date      Period    Period    Period    Date
                                         ---------  --------  --------  -------- ---------
  Select Capital Appreciation Fund...... 04/28/95   (21.60)%    3.40%      N/A      9.80%
  Select Value Opportunity Fund......... 04/30/93   (16.32)%    4.21%      N/A     10.17%
  Select International Equity Fund...... 05/02/94   (19.37)%   (2.44)%     N/A      3.09%
  Select Growth Fund.................... 08/21/92   (27.60)%   (4.66)%    4.78%     5.69%
  Core Equity Fund...................... 04/29/85   (23.45)%   (2.34)%    6.61%    10.79%
  Equity Index Fund..................... 09/28/90   (22.22)%   (0.77)%    8.91%    10.87%
  Select Investment Grade Income Fund... 04/29/85     8.14%     6.60%     7.06%     8.35%
  Government Bond Fund.................. 08/26/91     9.28%     6.90%     6.43%     6.89%
  Money Market Fund..................... 04/29/85     1.66%     4.60%     4.65%     5.51%



                                                 Yields for 30-Day
                                                   Periods Ended
                                                 December 31, 2002
                                               ----------------------
                                                    (Unaudited)
           Select Investment Grade Income Fund          4.02%
           Government Bond Fund...............          2.51%

                              Yield for Seven   Effective Yield for
                             Day Period Ended  Seven Day Period Ended
                             December 31, 2001   December 31, 2001
                             ----------------- ----------------------
                                (Unaudited)         (Unaudited)
           Money Market Fund       1.14%                1.15%

                             FINANCIAL STATEMENTS

   The Trust's Financial Statements and related notes and the report of the independent accountants contained in the Trust's annual report for the fiscal year ended December 31, 2002 are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX

   Descriptions of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") commercial paper and bond ratings:

Commercial Paper Ratings

   Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The two highest designations are as follows:

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics:

          --Leading market positions in well-established industries.

          --High rates of return on funds employed.

          --Conservative capitalization structures with moderate reliance on debt and ample asset protection.

          --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          --Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject more to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      S&P commercial paper ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The two highest rating categories are described as follows:

      A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

      A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Municipal Obligations

   Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in the short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the long run.

   Symbols used will be as follows:

      MIG-1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      MIG-2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

   A short-term rating also may be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event that demand is not met. VMIG-1 and VMIG-2 ratings carry the same definitions as MIG-1 and MIG-2, respectively.

Description of Moody's Bond Ratings

   Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are known generally as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but e elements may be present that suggest a susceptibility to impairment some time in the future.

      Baa--Bonds that are rated Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B--Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

   Those bonds within the Aa, A, Baa, Ba, and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

Description of S&P's Debt Ratings

   AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

   A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rates categories.

   BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC, or C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

   Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                          PART C.  OTHER INFORMATION

Item 23.  Exhibits



Exhibit 1    Agreement and Declaration of Trust, dated October 11, 1984, as amended May 12, 1992 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 2    Bylaws as amended May 10, 1999 were filed previously in Post-effective Amendment No. 39 on
             February 28, 2000 and are incorporated herein by reference.

Exhibit 3    None

Exhibit 4(a) Management Agreement between Registrant and Allmerica Financial Investment Management
             Services, Inc. (the "Manager") dated April 16, 1998 (compensation schedule amended as of
             October 1, 2000) was filed previously in Post-Effective Amendment No. 41 on April 11, 2001 and
             is incorporated herein by reference.

Exhibit 4(b) Sub-Adviser Agreement between the Manager and T. Rowe Price Associates, Inc. with respect to the Select Capital Appreciation Fund dated April 16, 1998 was filed previously in Post-effective
             Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(c) Sub-Adviser Agreement between the Manager and Cramer Rosenthal McGlynn, LLC dated
             April 16, 1998 with respect to the Select Value Opportunity Fund was filed previously in Post-
             effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(d) Sub-Adviser Agreement between the Manager and Bank of Ireland Asset Management (U.S.)
             Limited with respect to the Select International Equity Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(e) Sub-Adviser Agreement between the Manager and Putnam Investment Management, Inc. with respect to the Select Growth Fund dated April 16, 1998 was filed previously in Post-effective
             Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 4(f) Sub-Adviser Agreement between the Manager and Jennison Associates LLC with respect to the Select Growth Fund dated April 17, 2003 is filed herein.

Exhibit 4(g) Sub-Adviser Agreement between the Manager and UBS Global Asset Management (Americas),
             Inc. with respect to the Core Equity Fund (formerly the Growth Fund) dated May 1, 2002 was previously filed in Post-effective Amendment No. 44 on February 26, 2003 and is incorporated herein by reference.

Exhibit 4(h) Sub-Adviser Agreement between the Manager and Goldman Sachs Asset Management, L.P. with respect to the Core Equity Fund dated April 26, 2003 is filed herein.

Exhibit 4(i) Sub-Adviser Agreement between the Manager and Allmerica Asset Management, Inc. (name changed to Opus Investment Management, Inc.) with respect to the Equity Index Fund, Select
             Investment Grade Income Fund, Government Bond Fund and Money Market Fund dated April 16,
             1998 was filed previously in Post-effective Amendment No. 37 on February 25, 1999 and is incorporated herein by reference.

Exhibit 5    Distribution Agreement with Allmerica Investments, Inc. (name changed to VeraVest Investments,
             Inc.) dated February 25, 1998 was filed previously in Post-effective Amendment No. 36 on
             April 15, 1998 and is incorporated herein by reference.

Exhibit 6    None

Exhibit 7    Custodian Agreement with Investors Bank & Trust Company, as amended July 1, 2000 was filed previously in Post-effective Amendment No. 43 on March 29, 2002 and is incorporated herein by reference.


Exhibit 8     Administration Services Agreement between Manager, Registrant and Investors Bank & Trust
              Company, amended July 1, 2000 was filed in Post-effective Amendment No. 43 on March 29,
              2002 and is incorporated herein by reference.

Exhibit 8(a)  Securities Lending Agency Agreement with Investors Bank & Trust Company (Schedule II amended as of February 23, 2001) was filed previously in Post-Effective Amendment No. 41 on
              April 11, 2001 and is incorporated herein by reference.

Exhibit 9     Opinion and consent of counsel is filed herein.

Exhibit 10    Consent of PricewaterhouseCoopers LLP is filed herein.

Exhibit 11    None

Exhibit 12    Participation Agreement among Registrant, the Manager and First Allmerica Financial Life
              Insurance Company dated March 22, 2000 (Schedule A amended as of August 20, 2001) was filed in Post-effective Amendment No. 43 on March 29, 2002 and is incorporated herein by reference.

Exhibit 12(a) Participation Agreement among Registrant, the Manager and Allmerica Financial Life Insurance
              and Annuity Company dated March 22, 2000 (Schedule A amended as of August 20, 2001) was filed in Post-effective Amendment No. 43 on March 29, 2002 and is incorporated herein by reference.

Exhibit 13    Plan of Distribution and Service under Rule 12b-1 was filed in Post-Effective Amendment No. 43 on March 29, 2002 and is incorporated herein by reference.

Exhibit 14    None

Exhibit 15    None

Exhibit 16    Code of Ethics of Allmerica Investment Trust was filed in Post-Effective Amendment No. 44 on
              February 26, 2003 and is incorporated herein by reference.

Exhibit 16(a) Code of Ethics of Jennison Associates LLC was filed in Post-effective Amendment No. 43 on
              March 29, 2002 and is incorporated herein by reference.

Exhibit 16(b) Code of Ethics of T. Rowe Price Associates, Inc. was filed previously in Post-effective
              Amendment No. 40 on April 4, 2000 and is incorporated herein by reference.

Exhibit 16(c) Code of Ethics of Cramer Rosenthal McGlynn, LLC was filed in Post-effective Amendment
              No. 43 on March 29, 2002 and is incorporated herein by reference.

Exhibit 16(d) Code of Ethics of UBS Global Asset Management (Americas), Inc. was filed in Post-effective
              Amendment No. 44 on February 26, 2003 and is incorporated herein by reference.

Exhibit 16(e) Code of Ethics of Goldman Sachs Asset Management, a business unit of the Investment Management
              Division of Goldman, Sachs & Co. (now Goldman Sachs Asset Management, L.P.), was filed in Post-effective Amendment No. 44 on February 26, 2003 and is incorporated herein by reference.

Exhibit 16(f) Code of Ethics of Allmerica Financial Investment Management Services, Inc. was filed previously in Post-Effective Amendment No. 41 on April 11, 2001 and is incorporated by reference.

Exhibit 16(g) Code of Ethics of Bank of Ireland Asset Management (U.S.) Limited was filed in Post-effective
              Amendment No. 43 on March 29, 2002 and is incorporated herein by reference.

Exhibit 16(h) Code of Ethics of Putnam Investment Management, Inc. was filed previously in Post-Effective
              Amendment No. 41 on April 11, 2001 and is incorporated by reference.

Exhibit 16(i) Code of Ethics of Allmerica Asset Management, Inc. (now Opus Investment Management, Inc.)
              was filed previously in Post-Effective Amendment No. 41 on April 11, 2001 and is incorporated by reference.

Exhibit 17    Power of Attorney was filed in Post-effective Amendment No. 44 on February 26, 2003 and is incorporated herein by reference.

Item 24.  Persons Under Common Control with Registrant

   Registrant was organized by State Mutual Life Assurance Company of America, now known as First Allmerica Financial Life Insurance Company ("First Allmerica"), primarily for the purpose of providing a vehicle for the investment of assets received by various separate investment accounts ("Separate Accounts") established by First Allmerica and life insurance company subsidiaries of First Allmerica including Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial Life"). The assets in such Separate Accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus at any time First Allmerica and its life insurance company subsidiaries will own such of Registrant's outstanding shares as are purchased with Separate Account assets; however, where required to do so, First Allmerica and its life insurance company subsidiaries will vote such shares only in accordance with instructions received from owners of the contracts pursuant to which sums are placed in such Separate Accounts.

Item 25.  Indemnification

   Article VIII of Registrant's Agreement and Declaration Trust, entitled "Indemnification," was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.


   Article III, Section 12 of the Bylaws of First Allmerica was filed previously in Post-effective Amendment No. 39 on February 28, 2000 and is incorporated herein by reference.


Item 26.  Business and Other Connections of Investment Manager and Sub- Advisers


   The following Schedule Ds of Form ADV are incorporated by reference:
Jennison Associates LLC, File No. 801-5608; Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) File No. 801-44189; Allmerica Financial Investment Management Services, Inc., File No. 801-55463; UBS Global Asset Management (Americas) Inc., File No. 801-34910; Goldman Sachs Asset Management, L.P. File No. 801-16048; Bank of Ireland Asset Management (U.S.) Limited, File No. 801-29606; T. Rowe Price Associates, Inc., File No. 801-856; Putnam Investment Management, L.L.C., File No. 801-7974; Cramer Rosenthal McGlynn, LLC, File No. 801-55244.


Item 27. Principal Underwriters


   (a) VeraVest Investments, Inc., the Distributor, acts as principal underwriter for VeraVest Trust, another registered investment company.


   (b) The following information is provided with respect to the directors and officers of VeraVest Investments, Inc., the Distributor:

     Name and Principal      Positions and Offices    Positions and Offices
     Business Address        with Distributor         with Registrant
     ------------------      ----------------         ---------------

     J. Kendall Huber        Director                        N/A
        Allmerica Financial
        440 Lincoln Street
        Worcester, MA 01653

     Mark A. Hug             Director, Vice President        Trustee
        Allmerica Financial
        440 Lincoln Street
        Worcester, MA 01653

     Richard M. LaVista      Director, President             N/A
        Allmerica Financial
        440 Lincoln Street
        Worcester, MA 01653

Name and Principal      Positions and Offices          Positions and Offices
Business Address        with Distributor               with Registrant
------------------      ----------------               ---------------

Emil J. Aberizk Jr.     Vice President                 N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

James B. Adelman        Assistant Secretary, Group     N/A
   Allmerica Financial  Counsel Vice President
   440 Lincoln Street
   Worcester, MA 01653

Abigail M. Armstrong    Assistant Secretary            N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

Michael J. Brodeur      Vice President                 N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

Charles F. Cronin       Group Counsel, Secretary/Clerk N/A
   Allmerica Financial  Vice President
   440 Lincoln Street
   Worcester, MA 01653

Claudia J. Eckels       Vice President                 N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

Franklin D. Figueiredo  Assistant Vice President       N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

Philip L. Gazzo         Chief Executive Officer        N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

John J. Joyce, Jr.      Vice President, Counsel        N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

Paul T. Kane            Assistant Vice President       Assistant Vice President and
   Allmerica Financial                                 Treasurer (Principal Accounting
   440 Lincoln Street                                  and Principal Financial Officer)
   Worcester, MA 01653

Robert P. Lavigne       Assistant Vice President       N/A
   Allmerica Financial
   440 Lincoln Street
   Worcester, MA 01653

 Name and Principal       Positions and Offices          Positions and Offices
 Business Address         with Distributor               with Registrant
 ------------------       ----------------               ---------------

 Joseph W. MacDougall Jr. Assistant Secretary             Assistant Secretary
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 Mark C. McGivney         Treasurer                       N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 William F. Monroe, Jr.   Vice President Chief            N/A
    Allmerica Financial   Compliance Officer
    440 Lincoln Street
    Worcester, MA 01653

 Patricia A. Norton-Gatto Assistant Treasurer             N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 K. David Nunley          Vice President                  N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 Darren V. Parent         Assistant Vice President        N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 Edward J. Parry III      Assistant Treasurer             N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 Jeffrey A. Rano          Vice President Chief Financial  N/A
    Allmerica Financial   Officer
    440 Lincoln Street
    Worcester, MA 01653

 Robert Scheinerman       Vice President                  N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 Martin A. Snow           Assistant Treasurer             N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

 Paula J. Testa           Assistant Vice President        N/A
    Allmerica Financial
    440 Lincoln Street
    Worcester, MA 01653

     Name and Principal      Positions and Offices    Positions and Offices
     Business Address        with Distributor         with Registrant
     ------------------      ----------------         ---------------

     Christopher Wilkins     Assistant Vice President          N/A
        Allmerica Financial
        440 Lincoln Street
        Worcester, MA 01653

   (c) Not Applicable.

Item 28.  Location of Accounts and Records

   Each account, book, or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln Street, Worcester, Massachusetts 01653 or on behalf of the Registrant by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 29.  Management Services

   Not applicable

Item 30.  Undertakings

   Not applicable

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Investment Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 21/st/ day of April, 2003.



                                              ALLMERICA INVESTMENT TRUST

                                              By:    /s/  JOHN P. KAVANAUGH
                                                  -----------------------------
                                                       John P. Kavanaugh,
                                                  President and Chairman of the
                                                              Board

   Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


          Signature                        Title              Date
          ---------                        -----              ----

   /s/  JOHN P. KAVANAUGH      President, Chairman of the     April 21, 2003
-----------------------------    Board and Trustee
      John P. Kavanaugh

      /s/  PAUL T. KANE        Treasurer (Principal           April 21, 2003
-----------------------------    Accounting Officer,
        Paul T. Kane             Principal Financial Officer)

    /s/  P. KEVIN CONDRON      Trustee                        April 21, 2003
-----------------------------
      P. Kevin Condron

    /s/  JOCELYN S. DAVIS      Trustee                        April 21, 2003
-----------------------------
      Jocelyn S. Davis

  /s/  CYNTHIA A. HARGADON     Trustee                        April 21, 2003
-----------------------------
     Cynthia A. Hargadon

 /s/  T. BRITTON HARRIS, IV    Trustee                        April 21, 2003
-----------------------------
    T. Britton Harris, IV

     /s/  GORDON HOLMES        Trustee                        April 21, 2003
-----------------------------
        Gordon Holmes

      /s/  MARK A. HUG         Trustee                        April 21, 2003
-----------------------------
         Mark A. Hug

     /s/  ATTIAT F. OTT        Trustee                        April 21, 2003
-----------------------------
        Attiat F. Ott

    /s/  RANNE P. WARNER       Trustee                        April 21, 2003
-----------------------------
       Ranne P. Warner

                                 EXHIBIT INDEX


   Number                                           Description
 ------                                             -----------

Exhibit 4(f) Sub-Adviser Agreement between the Manager and Jennison Associates LLC with respect to the
             Select Growth Fund dated April 17, 2003.

Exhibit 4(h) Sub-Adviser Agreement between the Manager and Goldman Sachs Asset Management, L.P. with respect to the Core Equity Fund dated April 26, 2003.

Exhibit 9    Opinion and consent of counsel

Exhibit 10   Consent of Auditors